American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Equity Fund
May 31, 2022

Avantis International Equity Fund - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 7.3%
29Metals Ltd.(1)	7,709	14,658
Adairs Ltd.(2)	1,603	2,665
Adbri Ltd.	5,681	11,473
AGL Energy Ltd.(2)	3,791	23,790
Alkane Resources Ltd.(1)	15,781	12,507
Alliance Aviation Services Ltd.(1)	1,918	5,595
Allkem Ltd.(1)	5,630	54,784
ALS Ltd.	829	7,584
Altium Ltd.	597	12,265
Alumina Ltd.	14,872	18,051
AMP Ltd.(1)	36,465	28,538
Ampol Ltd.	1,314	31,158
Ansell Ltd.	204	4,011
APA Group	2,570	20,921
Appen Ltd.(2)	277	1,278
ARB Corp. Ltd.	367	8,394
Ardent Leisure Group Ltd.(1)	1,272	1,230
Aristocrat Leisure Ltd.	1,949	47,089
ASX Ltd.	2,026	117,222
Atlas Arteria Ltd.	5,421	27,891
Atlassian Corp. PLC, Class A(1)	677	120,046
Aurelia Metals Ltd.(1)	47,081	11,437
Aurizon Holdings Ltd.	33,302	95,934
Austal Ltd.	8,146	11,550
Australia & New Zealand Banking Group Ltd.	17,572	314,998
Australian Agricultural Co. Ltd.(1)	2,182	3,217
Australian Clinical Labs Ltd.	1,433	5,309
Australian Ethical Investment Ltd.	906	3,607
Australian Finance Group Ltd.	3,111	4,213
Bank of Queensland Ltd.	9,098	49,004
Bapcor Ltd.	1,574	6,950
Beach Energy Ltd.	40,860	49,990
Bega Cheese Ltd.	4,198	14,589
Bendigo & Adelaide Bank Ltd.	7,423	55,531
BHP Group Ltd., ADR	14,980	1,058,487
Blackmores Ltd.	116	6,036
BlueScope Steel Ltd.	8,231	106,730
Brambles Ltd.	12,823	99,936
Brickworks Ltd.	1,087	16,188
carsales.com Ltd.	1,859	27,172
Cedar Woods Properties Ltd.	1,766	5,367
Challenger Ltd.	12,960	67,026
Champion Iron Ltd.	7,862	42,566
Cleanaway Waste Management Ltd.	4,316	9,250
Cochlear Ltd.	153	24,409
Codan Ltd.	230	1,311
Coles Group Ltd.	7,298	91,574
Collins Foods Ltd.	144	952

Commonwealth Bank of Australia	6,156	460,629
Computershare Ltd.	641	10,621
Coronado Global Resources, Inc.	22,324	34,202
Costa Group Holdings Ltd.	7,789	17,688
Credit Corp. Group Ltd.	1,437	23,859
Crown Resorts Ltd.(1)	1,349	12,420
CSL Ltd.	1,433	278,783
CSR Ltd.	10,391	34,733
Data#3 Ltd.	932	3,243
Deterra Royalties Ltd.	5,503	17,638
Domino's Pizza Enterprises Ltd.	338	16,655
Downer EDI Ltd.	3,856	15,786
Eagers Automotive Ltd.	1,100	8,554
Eclipx Group Ltd.(1)	5,402	9,137
Elders Ltd.	290	2,777
Emeco Holdings Ltd.	5,966	3,531
Endeavour Group Ltd.	10,029	52,091
EVENT Hospitality and Entertainment Ltd.(1)	724	7,591
Evolution Mining Ltd.	32,690	89,203
Fortescue Metals Group Ltd.	17,638	254,641
Genworth Mortgage Insurance Australia Ltd.	10,695	22,884
Gold Road Resources Ltd.	13,654	13,224
GrainCorp Ltd., A Shares	3,047	21,461
Grange Resources Ltd.	15,468	18,159
GUD Holdings Ltd.	929	7,590
GWA Group Ltd.	2,433	3,680
Harvey Norman Holdings Ltd.	11,163	34,965
Healius Ltd.	2,245	6,905
HT&E Ltd.	1,854	2,013
HUB24 Ltd.	60	1,039
Humm Group Ltd.(2)	743	415
IDP Education Ltd.	1,098	18,696
IGO Ltd.	5,101	45,739
Iluka Resources Ltd.	7,537	58,921
Imdex Ltd.	5,249	9,338
Incitec Pivot Ltd.	15,366	38,732
Infomedia Ltd.	4,782	5,847
Inghams Group Ltd.	6,443	13,169
Insignia Financial Ltd.	2,703	6,424
Insurance Australia Group Ltd.	3,293	10,310
InvoCare Ltd.(2)	2,422	19,179
IPH Ltd.	2,732	15,388
IRESS Ltd.	889	6,633
James Hardie Industries PLC	2,080	53,696
JB Hi-Fi Ltd.(2)	1,381	45,523
Jervois Global Ltd.(1)	8,940	5,169
Jumbo Interactive Ltd.	617	6,978
Jupiter Mines Ltd.	22,840	3,613
Karoon Energy Ltd.(1)	10,001	14,412
Kelsian Group Ltd.	288	1,549
Kogan.com Ltd.(1)(2)	842	2,156
Lendlease Corp. Ltd.	8,029	61,898
Link Administration Holdings Ltd.	2,543	8,014
Lovisa Holdings Ltd.	719	7,735

Lynas Rare Earths Ltd.(1)	5,893	41,303
Macmahon Holdings Ltd.	6,093	764
Macquarie Group Ltd.	1,084	144,018
Magellan Financial Group Ltd.(2)	1,869	20,977
Mayne Pharma Group Ltd.(1)(2)	42,422	9,262
McMillan Shakespeare Ltd.	968	8,173
Medibank Pvt Ltd.	17,562	40,488
Metcash Ltd.	9,942	30,666
Mineral Resources Ltd.	2,262	102,988
Monadelphous Group Ltd.	839	6,750
Money3 Corp. Ltd.	3,577	5,920
Mount Gibson Iron Ltd.	15,532	7,615
Myer Holdings Ltd.	19,906	6,421
MyState Ltd.	613	2,043
National Australia Bank Ltd.	17,225	386,167
Nearmap Ltd.(1)(2)	4,535	4,000
Netwealth Group Ltd.	1,149	10,669
New Energy Solar	2,331	1,338
New Hope Corp. Ltd.(2)	14,116	37,508
Newcrest Mining Ltd.(1)	1,091	19,080
Newcrest Mining Ltd. (Sydney)	7,005	122,832
NEXTDC Ltd.(1)	1,704	13,413
nib holdings Ltd.	3,997	21,118
Nick Scali Ltd.(2)	1,075	7,019
Nine Entertainment Co. Holdings Ltd.	9,409	14,800
Northern Star Resources Ltd.	2,841	18,046
NRW Holdings Ltd.	5,096	7,338
Nufarm Ltd.	9,128	34,547
Omni Bridgeway Ltd.(1)	3,281	7,930
oOh!media Ltd.	5,524	5,440
Orica Ltd.	5,242	60,732
Origin Energy Ltd.	15,270	74,813
Orora Ltd.	15,560	43,593
OZ Minerals Ltd.	5,497	94,395
Pacific Current Group Ltd.	220	1,165
Paladin Energy Ltd.(1)(2)	44,959	25,371
Peet Ltd.	1,161	867
Pendal Group Ltd.	904	3,365
Perenti Global Ltd.	16,854	8,035
Perpetual Ltd.	305	7,114
Perseus Mining Ltd.	23,044	31,729
Pilbara Minerals Ltd.(1)	28,029	58,775
Platinum Asset Management Ltd.	2,221	2,915
Premier Investments Ltd.	925	14,795
Pro Medicus Ltd.(2)	76	2,288
PWR Holdings Ltd.	302	1,681
Qantas Airways Ltd.(1)	5,856	23,101
QBE Insurance Group Ltd.	7,292	62,790
Qube Holdings Ltd.	16,040	35,070
Ramelius Resources Ltd.	15,930	14,925
Ramsay Health Care Ltd.	461	25,841
REA Group Ltd.	347	27,882
Red 5 Ltd.(1)	29,625	8,115
Reece Ltd.	610	6,959

Regis Resources Ltd.	23,277	33,392
Reliance Worldwide Corp. Ltd.	3,953	11,061
Resimac Group Ltd.(2)	2,359	2,512
Resolute Mining Ltd.(1)	13,533	2,651
Rio Tinto Ltd.	2,061	168,625
Sandfire Resources Ltd.	6,798	26,745
Santos Ltd.	32,961	191,826
SEEK Ltd.	519	8,994
Select Harvests Ltd.(2)	1,691	7,138
Seven Group Holdings Ltd.	1,190	16,013
Seven West Media Ltd.(1)	35,885	12,795
Sigma Healthcare Ltd.(2)	13,377	4,799
Silver Lake Resources Ltd.(1)	22,909	25,762
Sims Ltd.	2,335	29,390
SmartGroup Corp. Ltd.	213	1,281
Sonic Healthcare Ltd.	1,515	39,764
South32 Ltd.	62,108	218,507
Southern Cross Media Group Ltd.	4,053	4,136
St. Barbara Ltd.	9,352	8,436
Star Entertainment Group Ltd.(1)	10,436	22,379
Steadfast Group Ltd.	2,294	8,291
Suncorp Group Ltd.	7,497	61,055
Super Retail Group Ltd.	1,871	12,659
Syrah Resources Ltd.(1)(2)	10,036	13,175
Tassal Group Ltd.	4,752	12,541
Technology One Ltd.	2,656	19,959
Telstra Corp. Ltd.	31,624	87,908
TPG Telecom Ltd.	527	2,172
Transurban Group	7,735	79,558
Treasury Wine Estates Ltd.	7,385	62,949
Tuas Ltd.(1)	517	488
United Malt Group Ltd.	7,330	20,118
Viva Energy Group Ltd.	18,951	38,561
Washington H Soul Pattinson & Co. Ltd.(2)	1,974	36,309
Wesfarmers Ltd.	4,604	155,722
West African Resources Ltd.(1)	32,437	30,042
Western Areas Ltd.(1)	3,767	10,404
Westgold Resources Ltd.	8,310	8,485
Westpac Banking Corp.	18,476	316,511
Whitehaven Coal Ltd.	26,056	98,184
WiseTech Global Ltd.	468	14,093
Woodside Energy Group Ltd.	14,051	296,425
Woolworths Group Ltd.	8,053	199,763
Worley Ltd.	123	1,295
Xero Ltd.(1)	297	18,985
		8,916,526
Austria — 0.3%
ANDRITZ AG	277	12,837
AT&S Austria Technologie & Systemtechnik AG	321	19,196
BAWAG Group AG(1)	552	28,244
DO & CO. AG(1)	67	6,258
Erste Group Bank AG	1,716	53,577
EVN AG	663	16,580
IMMOFINANZ AG	996	21,771

Lenzing AG(2)	88	8,339
Oesterreichische Post AG(2)	396	12,125
OMV AG	706	41,245
Porr AG(1)	59	792
Raiffeisen Bank International AG	1,502	19,976
S IMMO AG	449	11,135
Semperit AG Holding(2)	239	5,054
Telekom Austria AG(1)	1,177	8,256
UNIQA Insurance Group AG	1,663	13,691
Verbund AG	336	33,427
Vienna Insurance Group AG Wiener Versicherung Gruppe	237	5,704
voestalpine AG	461	13,535
Wienerberger AG	1,008	27,863
		359,605
Belgium — 1.0%
Ackermans & van Haaren NV	287	48,434
Ageas SA/NV(2)	1,809	91,045
AGFA-Gevaert NV(1)	2,083	8,719
Anheuser-Busch InBev SA, ADR(2)	2,398	135,967
Argenx SE, ADR(1)	131	40,518
Barco NV	1,096	25,690
Bekaert SA	999	40,350
bpost SA(2)	1,137	7,109
Cie d'Entreprises CFE(1)	208	23,174
D'ieteren Group	216	33,748
Deceuninck NV(2)	1,645	4,502
Econocom Group SA	2,474	9,682
Elia Group SA	279	45,899
Etablissements Franz Colruyt NV	1,025	33,270
Euronav NV	2,736	35,005
EVS Broadcast Equipment SA	45	1,002
Fagron	1,371	24,160
Galapagos NV, ADR(1)	686	37,737
Gimv NV	622	36,406
Ion Beam Applications	379	6,252
KBC Ancora	509	23,009
KBC Group NV	1,389	86,825
Kinepolis Group NV(1)	280	14,751
Melexis NV	418	36,267
Ontex Group NV(1)(2)	466	3,846
Proximus SADP	2,382	41,080
Recticel SA	969	19,055
Shurgard Self Storage SA	292	15,256
Solvay SA	644	62,916
Telenet Group Holding NV	98	2,608
Tessenderlo Group SA(1)	331	11,291
UCB SA	884	77,993
Umicore SA	1,355	60,155
VGP NV	46	8,925
		1,152,646
Canada — 11.0%
Aclara Resources, Inc.(1)	572	192
Advantage Energy Ltd.(1)(2)	5,300	46,009
Aecon Group, Inc.(2)	960	11,225

AGF Management Ltd., Class B	1,000	5,447
Agnico Eagle Mines Ltd.	3,994	211,691
Air Canada(1)(2)	400	7,017
Alamos Gold, Inc., Class A	6,300	47,019
Alaris Equity Partners Income	100	1,511
Algonquin Power & Utilities Corp.	1,900	27,640
Alimentation Couche-Tard, Inc.	4,000	181,745
AltaGas Ltd.(2)	700	16,902
Altius Minerals Corp.	500	7,685
ARC Resources Ltd.	7,588	114,283
Argonaut Gold, Inc.(1)	5,100	4,758
Aritzia, Inc.(1)	1,000	29,189
Atco Ltd., Class I	1,100	39,900
Athabasca Oil Corp.(1)	18,000	36,858
Atrium Mortgage Investment Corp.(2)	700	7,349
ATS Automation Tooling Systems, Inc.(1)	500	14,678
AutoCanada, Inc.(1)(2)	400	9,041
B2Gold Corp.	15,200	60,327
Badger Infrastructure Solutions Ltd.	400	9,358
Bank of Montreal	3,145	342,112
Bank of Nova Scotia	5,200	352,655
Barrick Gold Corp. (Toronto)	9,600	196,653
Bausch Health Cos., Inc.(1)	920	8,939
Baytex Energy Corp.(1)(2)	15,850	87,342
BCE, Inc.	400	21,792
Birchcliff Energy Ltd.	7,400	66,696
Bird Construction, Inc.(2)	300	1,988
Bombardier, Inc., B Shares(1)	7,100	6,680
Boralex, Inc., A Shares	900	27,473
Boyd Group Services, Inc.	99	11,181
Brookfield Asset Management Reinsurance Partners Ltd., A Shares(1)	11	560
Brookfield Asset Management, Inc., Class A	2,250	113,776
Brookfield Infrastructure Corp., A Shares(2)	875	61,928
Brookfield Infrastructure Corp., Class A	71	5,009
Brookfield Renewable Corp., Class A	1,700	61,234
BRP, Inc.	100	7,773
CAE, Inc.(1)	1,300	32,468
Calibre Mining Corp.(1)	2,700	2,604
Cameco Corp.	2,200	53,902
Canaccord Genuity Group, Inc.	1,615	13,343
Canacol Energy Ltd.(2)	2,100	5,064
Canada Goose Holdings, Inc.(1)	300	6,024
Canadian Imperial Bank of Commerce	4,800	264,050
Canadian National Railway Co.	2,300	261,522
Canadian Natural Resources Ltd.	8,400	555,927
Canadian Pacific Railway Ltd.	1,700	121,299
Canadian Tire Corp. Ltd., Class A	600	82,435
Canadian Utilities Ltd., A Shares	1,600	50,763
Canadian Western Bank(2)	1,100	26,351
Canfor Corp.(1)	1,400	29,630
Capital Power Corp.	2,100	75,476
Capstone Mining Corp.(1)	9,500	35,977
Cardinal Energy Ltd.(1)	2,000	14,626
Cargojet, Inc.	100	11,767

Cascades, Inc.(2)	2,300	18,748
CCL Industries, Inc., Class B	400	19,202
Celestica, Inc.(1)	1,700	18,790
Cenovus Energy, Inc.	13,338	309,183
Centerra Gold, Inc.	4,400	34,335
CES Energy Solutions Corp.	4,300	9,451
CGI, Inc.(1)	700	59,809
Chorus Aviation, Inc.(1)(2)	1,800	5,749
CI Financial Corp.	800	10,126
Cogeco Communications, Inc.	100	8,321
Cogeco, Inc.(2)	100	6,163
Colliers International Group, Inc. (Toronto)	400	48,679
Computer Modelling Group Ltd.	200	794
Constellation Software, Inc.	100	157,389
Copper Mountain Mining Corp.(1)(2)	6,200	13,480
Corus Entertainment, Inc., B Shares(2)	2,600	9,188
Crescent Point Energy Corp.	11,700	103,601
Descartes Systems Group, Inc.(1)	300	17,801
Dollarama, Inc.	1,300	75,399
Dorel Industries, Inc., Class B(2)	500	2,870
DREAM Unlimited Corp., Class A	400	14,000
Dundee Precious Metals, Inc.	4,590	27,180
Eldorado Gold Corp. (Toronto)(1)	1,200	9,620
Element Fleet Management Corp.	4,800	53,470
Emera, Inc.	2,100	104,382
Empire Co. Ltd., Class A	1,900	62,264
Enbridge, Inc.	3,500	161,683
Endeavour Mining PLC	1,938	44,602
Enerflex Ltd.	1,000	6,206
Enerplus Corp.(2)	4,658	69,087
Enghouse Systems Ltd.	300	8,021
Equinox Gold Corp.(1)	3,893	22,899
Equitable Group, Inc.	400	20,157
ERO Copper Corp.(1)	600	7,443
Evertz Technologies Ltd.	400	4,393
Exchange Income Corp.(2)	300	11,150
Exco Technologies Ltd.	200	1,338
Extendicare, Inc.(2)	1,100	6,262
Fairfax Financial Holdings Ltd.	200	110,997
Finning International, Inc.	2,500	66,451
Firm Capital Mortgage Investment Corp.(2)	600	6,105
First Majestic Silver Corp.(2)	900	7,172
First Mining Gold Corp.(1)(2)	9,000	1,725
First National Financial Corp.(2)	100	2,934
First Quantum Minerals Ltd.	7,200	208,455
FirstService Corp.	200	25,611
Fortis, Inc.	2,600	131,125
Fortuna Silver Mines, Inc.(1)(2)	3,699	12,195
Franco-Nevada Corp.	400	56,585
Freehold Royalties Ltd.(2)	1,300	16,136
Frontera Energy Corp.(1)	1,500	16,366
Galiano Gold, Inc.(1)(2)	1,100	426
GCM Mining Corp.	2,600	8,839
Gear Energy Ltd.	16,300	20,877

George Weston Ltd.	600	73,640
Gibson Energy, Inc.	1,000	21,180
Gildan Activewear, Inc.	1,500	47,247
goeasy Ltd.	200	18,383
Great-West Lifeco, Inc.(2)	2,100	57,628
Headwater Exploration, Inc.(1)	3,100	17,940
Heroux-Devtek, Inc.(1)	600	7,547
High Liner Foods, Inc.(2)	200	1,910
Home Capital Group, Inc.(2)	941	22,661
Hudbay Minerals, Inc.	4,900	28,048
Hydro One Ltd.	3,000	83,678
i-80 Gold Corp.(1)	800	1,942
iA Financial Corp., Inc.	1,500	77,891
IAMGOLD Corp.(1)	5,900	13,061
IGM Financial, Inc.	400	12,321
Imperial Oil Ltd.	2,300	125,979
Intact Financial Corp.	700	101,138
Interfor Corp.(1)	1,700	45,267
International Petroleum Corp.(1)	2,000	21,331
Intertape Polymer Group, Inc.(2)	900	28,049
Ivanhoe Mines Ltd., Class A(1)	2,400	18,291
Karora Resources, Inc.(1)	1,900	6,640
Kelt Exploration Ltd.(1)	4,300	24,171
Keyera Corp.(2)	2,000	53,303
Kinross Gold Corp.	16,500	74,096
Knight Therapeutics, Inc.(1)	1,000	4,317
Labrador Iron Ore Royalty Corp.	1,100	27,864
Largo, Inc.(1)(2)	700	6,370
Laurentian Bank of Canada(2)	500	15,263
LifeWorks, Inc.	300	4,234
Linamar Corp.	500	22,030
Loblaw Cos. Ltd.	1,500	138,384
Lundin Mining Corp.	11,400	101,486
Magna International, Inc.	2,800	181,701
Major Drilling Group International, Inc.(1)	3,271	27,309
Manulife Financial Corp.(2)	12,100	224,140
Maple Leaf Foods, Inc.(2)	400	8,788
Martinrea International, Inc.(2)	1,100	8,566
MCAN Mortgage Corp.	400	5,727
Medical Facilities Corp.	700	4,643
MEG Energy Corp.(1)	5,400	94,223
Methanex Corp.	1,400	69,189
Metro, Inc.	1,300	71,801
MTY Food Group, Inc.(2)	200	8,399
Mullen Group Ltd.(2)	1,400	13,659
National Bank of Canada	2,900	222,581
New Gold, Inc. (Toronto)(1)	14,500	18,801
North American Construction Group Ltd.(2)	700	9,314
North West Co., Inc.	700	20,089
Northland Power, Inc.	2,880	87,344
Novagold Resources, Inc.(1)	9,842	55,017
Nutrien Ltd.	2,000	195,454
Nuvei Corp.(1)	100	5,121
NuVista Energy Ltd.(1)	4,300	44,025

Obsidian Energy Ltd.(1)	1,400	13,548
OceanaGold Corp.(1)	18,400	42,769
Onex Corp.	1,200	71,601
Open Text Corp.	900	36,887
Osisko Gold Royalties Ltd. (Toronto)	900	10,154
Osisko Mining, Inc.(1)	1,400	4,029
Pan American Silver Corp.(2)	3,270	71,923
Paramount Resources Ltd., A Shares	1,000	29,869
Parex Resources, Inc.	2,600	57,577
Parkland Corp.	600	17,865
Pason Systems, Inc.	1,100	13,923
Pembina Pipeline Corp.(2)	3,400	137,091
Peyto Exploration & Development Corp.(2)	4,900	59,969
Pipestone Energy Corp.(1)	4,000	18,469
Pizza Pizza Royalty Corp.(2)	200	2,063
Polaris Infrastructure, Inc.(2)	400	6,328
Pollard Banknote Ltd.(2)	200	3,314
Power Corp. of Canada	1,805	52,130
PrairieSky Royalty Ltd.	2,400	35,938
Precision Drilling Corp.(1)(2)	300	23,336
Primo Water Corp.	700	10,034
Quarterhill, Inc.	800	1,316
Quebecor, Inc., Class B(2)	1,200	27,229
Real Matters, Inc.(1)(2)	650	2,893
Resolute Forest Products, Inc.	500	7,214
Restaurant Brands International, Inc.	600	31,507
Richelieu Hardware Ltd.	400	11,827
Ritchie Bros Auctioneers, Inc.	700	42,132
Rogers Communications, Inc., Class B(2)	2,100	107,702
Royal Bank of Canada	5,083	531,146
Russel Metals, Inc.	1,000	25,078
Sabina Gold & Silver Corp.(1)	3,500	3,016
Sandstorm Gold Ltd.	800	5,288
Saputo, Inc.	900	18,095
Secure Energy Services, Inc.	2,000	11,669
Shaw Communications, Inc., B Shares	2,900	82,173
ShawCor Ltd.(1)	2,500	12,887
Shopify, Inc., Class A(1)	200	75,084
Sienna Senior Living, Inc.(2)	100	1,074
Silvercorp Metals, Inc.	800	2,195
Sleep Country Canada Holdings, Inc.(2)	200	4,310
Spin Master Corp.(1)	400	14,291
SSR Mining, Inc.	2,809	54,632
Stantec, Inc.	700	31,789
Stelco Holdings, Inc.	500	15,516
Stella-Jones, Inc.	500	14,255
Sun Life Financial, Inc.(2)	2,100	102,572
Suncor Energy, Inc.	11,666	469,370
SunOpta, Inc.(1)(2)	900	7,002
Surge Energy, Inc.(1)	2,500	22,809
Tamarack Valley Energy Ltd.(2)	6,700	27,969
Taseko Mines Ltd.(1)(2)	3,500	5,507
TC Energy Corp.	2,800	162,065
Teck Resources Ltd., Class B	6,700	277,778

TELUS Corp.	1,700	42,539
TFI International, Inc.	500	41,060
Thomson Reuters Corp.	400	39,590
Timbercreek Financial Corp.(2)	1,500	10,709
TMX Group Ltd.(2)	300	32,643
Torex Gold Resources, Inc.(1)	1,738	17,066
Toromont Industries Ltd.	600	53,219
Toronto-Dominion Bank	5,490	419,546
Tourmaline Oil Corp.(2)	4,500	277,788
TransAlta Corp.	3,000	34,202
TransAlta Renewables, Inc.(2)	500	6,855
Transcontinental, Inc., Class A	560	7,146
TransGlobe Energy Corp.(2)	4,600	21,493
Treasury Metals, Inc.(1)(2)	300	111
Trican Well Service Ltd.(1)	3,500	12,812
Tricon Residential, Inc. (Toronto)	1,930	23,926
Trisura Group Ltd.(1)	500	13,768
Turquoise Hill Resources Ltd.(1)	1,100	30,891
Uni-Select, Inc.(1)	800	18,254
Vermilion Energy, Inc.	4,233	91,564
Victoria Gold Corp.(1)	1,300	13,526
Viemed Healthcare, Inc.(1)(2)	200	1,148
Viemed Healthcare, Inc. (Toronto)(1)	474	2,721
Wajax Corp.	500	9,396
Wesdome Gold Mines Ltd.(1)	2,200	20,228
West Fraser Timber Co. Ltd.	1,472	135,812
Western Forest Products, Inc.(2)	5,500	8,175
Westshore Terminals Investment Corp.(2)	600	17,172
Wheaton Precious Metals Corp.	1,700	70,212
Whitecap Resources, Inc.(2)	10,796	96,023
Winpak Ltd.	200	6,491
WSP Global, Inc.	500	55,192
Yamana Gold, Inc.	15,200	81,717
		13,482,460
China†
Fullshare Holdings Ltd.(1)	167,500	2,452
Truly International Holdings Ltd.(2)	24,000	6,891
		9,343
Denmark — 2.2%
ALK-Abello A/S(1)	460	9,176
Alm Brand A/S	21,735	37,116
AP Moller - Maersk A/S, A Shares	33	95,250
AP Moller - Maersk A/S, B Shares	58	169,962
Bang & Olufsen A/S(1)	1,614	3,871
Bavarian Nordic A/S(1)	415	12,458
Carlsberg A/S, B Shares	216	27,494
Chemometec A/S	95	10,760
Chr Hansen Holding A/S	468	35,097
Coloplast A/S, B Shares	598	71,101
D/S Norden A/S	947	39,407
Danske Bank A/S	6,414	104,941
Demant A/S(1)	632	27,818
Dfds A/S	682	26,655
Drilling Co. of 1972 A/S(1)	360	20,484

DSV A/S	643	105,733
FLSmidth & Co. A/S	362	10,644
Genmab A/S, ADR(1)	2,786	84,277
GN Store Nord AS	283	11,159
H Lundbeck A/S	981	24,127
H+H International A/S, B Shares(1)	331	7,679
ISS A/S(1)	46	835
Jyske Bank A/S(1)	578	34,083
Nilfisk Holding A/S(1)	257	5,897
NKT A/S(1)	296	14,503
NNIT A/S(1)	254	2,363
Novo Nordisk A/S, ADR	8,751	966,110
Novozymes A/S, B Shares	1,681	106,734
Orsted AS	1,110	125,107
Pandora A/S	903	72,950
Per Aarsleff Holding A/S	341	11,970
Ringkjoebing Landbobank A/S	247	30,088
ROCKWOOL A/S, B Shares	68	18,891
Royal Unibrew A/S	310	27,201
Schouw & Co. A/S	57	4,348
SimCorp A/S	408	32,174
Solar A/S, B Shares	136	13,994
SP Group A/S	96	5,127
Spar Nord Bank A/S	1,639	18,937
Sydbank AS	934	32,950
Topdanmark AS	699	37,564
TORM PLC(1)(2)	105	1,489
Tryg A/S	2,333	54,378
Vestas Wind Systems A/S	6,117	156,242
		2,709,144
Finland — 1.0%
Aktia Bank Oyj	500	5,352
Anora Group Oyj	360	3,102
Cargotec Oyj, B Shares	258	9,571
Caverion OYJ	704	3,581
Citycon Oyj(1)	126	1,011
Elisa Oyj	863	48,840
Fortum Oyj	3,183	58,833
HKScan Oyj, A Shares(2)	1,333	1,806
Huhtamaki Oyj	439	16,918
Kemira Oyj	1,934	26,419
Kesko Oyj, B Shares	2,859	71,581
Kojamo Oyj	1,599	31,657
Kone Oyj, B Shares	1,721	87,886
Konecranes Oyj(1)	267	8,276
Marimekko Oyj	615	9,094
Metsa Board Oyj	3,411	35,653
Metso Outotec Oyj	2,567	23,952
Neste Oyj	1,304	59,897
Nokia Oyj, ADR	19,253	96,458
Nokian Renkaat Oyj	1,505	20,734
Oriola Oyj, B Shares	441	995
Orion Oyj, Class B	1,227	50,350
Outokumpu Oyj	4,900	28,290

Puuilo Oyj(2)	1,119	6,356
Sampo Oyj, A Shares	2,683	121,360
Sanoma Oyj	490	6,587
Stora Enso Oyj, R Shares	5,445	105,621
TietoEVRY Oyj	97	2,451
Tokmanni Group Corp.	974	12,919
UPM-Kymmene Oyj	3,711	131,808
Uponor Oyj	1,775	30,475
Valmet Oyj	1,568	44,269
Wartsila Oyj Abp	1,458	12,369
YIT Oyj(2)	2,168	9,009
		1,183,480
France — 9.1%
ABC arbitrage	396	3,073
Accor SA(1)	813	26,752
Aeroports de Paris(1)	165	24,712
Air France-KLM(1)(2)	2,011	3,897
Air Liquide SA(2)	1,924	337,023
Airbus SE	1,908	223,610
AKWEL	46	915
Albioma SA(2)	255	13,661
ALD SA(2)	2,285	31,737
Alstom SA	2,090	57,241
Alten SA	263	35,108
Amundi SA(2)	283	16,483
APERAM SA	810	33,543
ArcelorMittal SA(2)	6,560	212,216
Arkema SA	1,244	150,610
Atari SA(1)(2)	7,088	1,251
Atos SE(1)	526	13,847
Aubay	27	1,606
AXA SA	13,083	331,024
Beneteau SA(1)	586	7,515
Bigben Interactive(2)	62	1,080
BioMerieux	589	61,969
BNP Paribas SA(2)	6,984	399,733
Bollore SE	4,198	22,397
Bonduelle SCA	188	3,387
Bouygues SA	3,856	133,158
Bureau Veritas SA	3,193	92,265
Capgemini SE	582	113,090
Carrefour SA(2)	9,126	187,185
Casino Guichard Perrachon SA(1)(2)	140	2,693
Catana Group	769	6,081
Cellectis SA, ADR(1)	316	1,144
CGG SA(1)	9,736	10,738
Chargeurs SA	243	4,925
Cie de Saint-Gobain	5,538	328,258
Cie des Alpes(1)	439	7,445
Cie Generale des Etablissements Michelin SCA	2,121	276,513
Cie Plastic Omnium SA	611	11,454
Coface SA(1)	2,961	34,934
Credit Agricole SA(2)	6,514	72,324
Danone SA	1,399	82,314

Dassault Aviation SA	606	102,717
Dassault Systemes SE	1,443	60,842
Derichebourg SA	2,051	16,543
Edenred	966	47,716
Eiffage SA	2,115	209,537
Electricite de France SA	3,962	35,176
Elis SA	536	8,517
Engie SA	16,123	216,727
Eramet SA(1)	355	53,796
EssilorLuxottica SA	626	101,108
Esso SA Francaise(1)(2)	168	9,949
Etablissements Maurel et Prom SA(1)	1,540	8,110
Eurazeo SE	825	63,725
Eurobio Scientific SA(1)	276	6,087
Eurofins Scientific SE	816	76,170
Euronext NV	851	73,727
Europcar Mobility Group(1)	56,883	30,951
Eutelsat Communications SA	4,418	52,474
Faurecia SE	2,485	69,134
Fnac Darty SA	114	5,797
Focus Home Interactive SA(1)	53	2,346
Gaztransport Et Technigaz SA	678	88,918
Getlink SE	1,718	33,113
Groupe LDLC(2)	99	3,196
Hermes International	131	156,632
ID Logistics Group(1)	79	23,300
Imerys SA	604	22,357
Infotel SA	51	2,925
Innate Pharma SA(1)(2)	719	2,183
Ipsen SA	1,009	101,027
Jacquet Metals SACA	231	4,952
JCDecaux SA(1)	633	12,505
Kaufman & Broad SA	197	6,078
Kering SA	368	202,412
L'Oreal SA	520	183,670
La Francaise des Jeux SAEM	1,864	68,000
Legrand SA	737	63,871
LISI	253	5,544
LVMH Moet Hennessy Louis Vuitton SE	1,000	645,626
Maisons du Monde SA	672	8,867
Manitou BF SA	243	5,586
Mersen SA	475	16,736
Metropole Television SA	374	6,538
Nacon SA(1)(2)	12	74
Neoen SA(1)(2)	517	21,621
Nexans SA	441	44,319
Nexity SA	557	16,084
Novacyt SA(1)	1,610	3,064
Orange SA, ADR	24,797	309,715
Orpea SA(2)	451	12,546
Pernod Ricard SA	600	117,832
Publicis Groupe SA	982	53,790
Quadient SA	622	12,967
Remy Cointreau SA	170	31,309

Renault SA(1)	2,206	60,847
ReWorld Media SA(1)(2)	641	4,204
Rexel SA(1)	1,737	36,968
Rubis SCA	851	25,769
Safran SA(2)	1,694	175,517
Sanofi, ADR	6,457	343,835
Sartorius Stedim Biotech	112	38,688
Schneider Electric SE	892	123,891
SCOR SE	3,011	79,126
SEB SA	387	41,291
SES SA	12,776	122,032
SES-imagotag SA(1)	222	20,298
SMCP SA(1)	707	4,813
Societe BIC SA	346	19,772
Societe Generale SA	10,195	274,730
Sodexo SA	422	31,529
SOITEC(1)	170	31,288
Solutions 30 SE(1)	1,773	10,423
Sopra Steria Group SACA	115	20,550
SPIE SA	545	13,272
STMicroelectronics NV, NY Shares	10,472	419,718
Technicolor SA(1)	1,429	5,410
Technip Energies NV	1,549	20,059
Teleperformance	503	167,007
Television Francaise 1	741	6,146
Thales SA	1,907	232,872
TotalEnergies SE, ADR	14,373	845,132
Trigano SA	86	11,265
Ubisoft Entertainment SA(1)	1,636	86,010
Valeo(2)	4,638	103,077
Vallourec SA(1)	2,861	39,802
Veolia Environnement SA	4,922	137,748
Verallia SA	1,416	39,248
Vicat SA	337	10,415
Vilmorin & Cie SA	141	6,537
Vinci SA	4,170	402,405
Virbac SA	55	22,397
Vivendi SE	8,428	100,618
Worldline SA(1)	151	6,179
X-Fab Silicon Foundries SE(1)	839	6,774
		11,065,079
Germany — 6.9%
1&1 AG	260	5,426
2G Energy AG	35	4,049
Aareal Bank AG(1)	477	16,745
Adesso SE	58	11,055
adidas AG	938	186,350
ADLER Group SA	223	1,104
ADVA Optical Networking SE(1)	742	11,340
Allianz SE	1,788	375,326
Amadeus Fire AG	60	8,768
Aroundtown SA	7,517	35,315
Atoss Software AG	106	15,755
AURELIUS Equity Opportunities SE & Co. KGaA	862	25,434

Aurubis AG	774	73,113
BASF SE	6,157	340,025
Basler AG	39	4,740
Bayer AG	2,465	176,366
Bayerische Motoren Werke AG	2,512	218,240
Bayerische Motoren Werke AG, Preference Shares	433	33,973
BayWa AG	138	6,881
Bechtle AG	696	31,123
Befesa SA	137	9,126
Beiersdorf AG	602	62,482
Bertrandt AG	99	4,441
Bijou Brigitte AG(1)	20	559
Bilfinger SE	352	10,958
Borussia Dortmund GmbH & Co. KGaA(1)	870	3,773
Brenntag SE	1,086	84,031
CANCOM SE	186	7,413
Carl Zeiss Meditec AG	235	31,442
CECONOMY AG	4,325	14,530
Cewe Stiftung & Co. KGAA	104	10,043
Commerzbank AG(1)	17,777	155,032
CompuGroup Medical SE & Co. KgaA	280	15,787
Continental AG	772	59,315
Covestro AG	3,000	137,514
CropEnergies AG	109	1,180
CTS Eventim AG & Co. KGaA(1)	848	54,593
Daimler Truck Holding AG(1)	4,966	155,462
Delivery Hero SE(1)	303	11,686
Dermapharm Holding SE	201	10,685
Deutsche Bank AG	14,144	158,130
Deutsche Beteiligungs AG	216	6,952
Deutsche Boerse AG	1,412	237,305
Deutsche EuroShop AG	569	13,508
Deutsche Lufthansa AG(1)	12,411	91,412
Deutsche Pfandbriefbank AG	2,973	33,142
Deutsche Post AG	5,066	209,649
Deutsche Telekom AG	18,570	382,089
Deutz AG	1,338	6,442
DIC Asset AG	312	4,298
Draegerwerk AG & Co. KGaA	78	3,504
Draegerwerk AG & Co. KGaA, Preference Shares	119	6,281
Duerr AG	958	26,537
E.ON SE	7,412	75,661
Eckert & Ziegler Strahlen- und Medizintechnik AG	152	7,099
Elmos Semiconductor SE	204	10,317
ElringKlinger AG	121	1,057
Encavis AG	1,361	29,571
Energiekontor AG	210	20,082
Evonik Industries AG	1,636	43,897
Fielmann AG	239	12,944
flatexDEGIRO AG(1)	1,036	15,571
Fraport AG Frankfurt Airport Services Worldwide(1)	157	8,913
Freenet AG	282	7,371
Fresenius Medical Care AG & Co. KGaA, ADR	1,743	53,179
Fresenius SE & Co. KGaA	368	12,622

FUCHS PETROLUB SE, Preference Shares	646	19,873
GEA Group AG	1,432	57,283
Gerresheimer AG	696	52,176
GFT Technologies SE	224	10,883
Grand City Properties SA	1,049	18,675
GRENKE AG	380	10,921
Hamburger Hafen und Logistik AG	771	13,536
Hannover Rueck SE	505	77,336
HeidelbergCement AG	2,037	118,967
Heidelberger Druckmaschinen AG(1)	3,633	7,707
HelloFresh SE(1)	1,739	64,937
Henkel AG & Co. KGaA	460	31,054
Henkel AG & Co. KGaA, Preference Shares	789	54,015
HOCHTIEF AG	188	12,223
Hornbach Holding AG & Co. KGaA	279	35,226
HUGO BOSS AG	1,280	68,880
Hypoport SE(1)	22	6,000
Indus Holding AG	184	5,614
Infineon Technologies AG	5,657	176,290
Instone Real Estate Group SE	786	10,807
JOST Werke AG	365	15,808
Jungheinrich AG, Preference Shares	672	17,917
K+S AG	3,931	110,568
KION Group AG	468	23,058
Kloeckner & Co. SE(1)	1,094	13,624
Knorr-Bremse AG	639	43,679
Koenig & Bauer AG(1)	246	4,422
Krones AG	272	24,577
KSB SE & Co. KGaA, Preference Shares	15	6,090
KWS Saat SE & Co. KGaA	122	8,078
Lang & Schwarz AG	141	2,376
Lanxess AG	975	45,541
LEG Immobilien SE	610	62,881
Leifheit AG	4	91
Leoni AG(1)	416	3,957
LPKF Laser & Electronics AG(1)	302	3,759
Mercedes-Benz Group AG	5,512	392,782
Merck KGaA	292	55,056
MLP SE	786	5,612
MTU Aero Engines AG	677	134,051
Muenchener Rueckversicherungs-Gesellschaft AG	715	175,436
Mutares SE & Co. KGaA	412	9,732
Nagarro SE(1)	105	14,339
Nemetschek SE	560	40,095
New Work SE	30	4,504
Norma Group SE	326	8,545
OHB SE	22	826
PATRIZIA AG	274	3,793
Pfeiffer Vacuum Technology AG	35	6,028
Porsche Automobil Holding SE, Preference Shares	877	71,832
ProSiebenSat.1 Media SE	1,049	11,437
publity AG(1)	24	660
Puma SE	729	54,401
PVA TePla AG(1)	186	4,877

QIAGEN NV(1)	659	30,281
Rational AG	50	32,553
Rheinmetall AG	778	157,319
RTL Group SA(1)	47	2,179
RWE AG	7,762	342,502
S&T AG	507	8,721
SAF-Holland SE	676	5,597
Salzgitter AG(1)	583	23,890
SAP SE, ADR	1,563	156,050
Sartorius AG, Preference Shares	147	59,435
Schaeffler AG, Preference Shares	2,472	15,633
Scout24 SE	365	22,640
SGL Carbon SE(1)	809	5,088
Siemens AG	1,943	256,482
Siemens Energy AG(1)	2,395	46,309
Siemens Healthineers AG	797	47,895
Siltronic AG	222	21,644
Sixt SE	277	37,411
Sixt SE, Preference Shares	398	31,477
SMA Solar Technology AG	128	6,098
Software AG	120	4,093
Stabilus SA	292	16,248
Steico SE	77	6,858
STO SE & Co. KGaA, Preference Shares	45	8,151
STRATEC SE	85	9,513
Stroeer SE & Co. KGaA	379	21,179
Suedzucker AG	1,714	22,865
SUESS MicroTec SE(1)	143	2,587
Symrise AG	665	73,484
TAG Immobilien AG	2,120	38,416
TeamViewer AG(1)	2,316	32,460
Technotrans SE	128	3,521
Telefonica Deutschland Holding AG	17,628	56,104
ThyssenKrupp AG(1)	5,850	56,326
Traffic Systems SE	40	1,072
UmweltBank AG	260	4,706
Uniper SE	1,851	47,902
United Internet AG	861	28,294
Varta AG(2)	394	35,136
VERBIO Vereinigte BioEnergie AG	509	27,508
Villeroy & Boch AG, Preference Shares	155	3,431
Vitesco Technologies Group AG, Class A(1)	380	17,995
Volkswagen AG	155	35,134
Volkswagen AG, Preference Shares	895	149,373
Vonovia SE	4,482	170,960
Vossloh AG	187	6,700
Wacker Chemie AG	203	36,432
Wacker Neuson SE	447	9,820
Washtec AG	108	5,728
Wuestenrot & Wuerttembergische AG	218	3,984
Zalando SE(1)	392	15,949
		8,392,681
Hong Kong — 2.5%
AIA Group Ltd.	47,268	489,705

ASM Pacific Technology Ltd.	2,000	18,209
Atlas Corp.(2)	4,940	64,467
Bank of East Asia Ltd.	21,400	30,988
BOC Hong Kong Holdings Ltd.	29,000	111,431
Bright Smart Securities & Commodities Group Ltd.	14,000	2,550
Budweiser Brewing Co. APAC Ltd.	4,600	12,210
C-Mer Eye Care Holdings Ltd.(1)	4,000	2,324
Cafe de Coral Holdings Ltd.	4,000	6,302
China Strategic Holdings Ltd.(1)	230,000	1,082
Chinese Estates Holdings Ltd.(1)	7,500	2,061
Chow Sang Sang Holdings International Ltd.	5,000	5,406
Chow Tai Fook Jewellery Group Ltd.	5,200	9,001
CK Asset Holdings Ltd.	18,906	123,271
CK Hutchison Holdings Ltd.	8,500	60,211
CK Infrastructure Holdings Ltd.	4,500	30,123
CLP Holdings Ltd.	14,000	139,528
Comba Telecom Systems Holdings Ltd.(1)(2)	18,000	3,007
Cowell e Holdings, Inc.(1)(2)	11,000	10,361
Dah Sing Banking Group Ltd.	16,800	14,587
Dah Sing Financial Holdings Ltd.	3,200	9,473
Dairy Farm International Holdings Ltd.	2,300	6,197
E-Commodities Holdings Ltd.	82,000	20,341
Esprit Holdings Ltd.(1)	5,100	878
ESR Cayman Ltd.(1)	7,800	23,072
Fairwood Holdings Ltd.	2,000	3,618
Far East Consortium International Ltd.	15,000	4,526
First Pacific Co. Ltd.	24,000	10,512
Futu Holdings Ltd., ADR(1)(2)	726	26,651
Galaxy Entertainment Group Ltd.	4,000	21,308
Guotai Junan International Holdings Ltd.	40,000	4,431
Haitong International Securities Group Ltd.(2)	31,000	4,657
Hang Lung Group Ltd.	9,000	16,835
Hang Lung Properties Ltd.	35,000	65,408
Hang Seng Bank Ltd.	5,400	94,346
Henderson Land Development Co. Ltd.	19,000	80,509
HK Electric Investments & HK Electric Investments Ltd.	8,000	7,655
HKT Trust & HKT Ltd.	16,000	22,029
Hong Kong & China Gas Co. Ltd.	29,332	33,164
Hong Kong Exchanges & Clearing Ltd.	3,600	155,333
Hongkong & Shanghai Hotels Ltd.(1)	1,000	942
Hongkong Land Holdings Ltd.	8,500	39,323
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	3,363
Hysan Development Co. Ltd.	11,000	32,649
IGG, Inc.	10,000	4,038
IRC Ltd.(1)	202,000	5,558
Jardine Matheson Holdings Ltd.	1,300	75,237
Johnson Electric Holdings Ltd.	4,000	5,209
K Wah International Holdings Ltd.	11,000	4,163
Kerry Logistics Network Ltd.	728	1,662
Kerry Properties Ltd.	10,000	25,919
Lifestyle International Holdings Ltd.(1)	5,000	2,087
LK Technology Holdings Ltd.	10,000	14,791
Luk Fook Holdings International Ltd.	5,000	11,600
Man Wah Holdings Ltd.	16,800	16,679

Melco Resorts & Entertainment Ltd., ADR(1)	529	2,983
MGM China Holdings Ltd.(1)(2)	800	403
Modern Dental Group Ltd.	6,000	2,339
MTR Corp. Ltd.	5,000	26,970
New World Development Co. Ltd.	23,000	87,529
NWS Holdings Ltd.	38,000	38,656
Oriental Watch Holdings(2)	2,828	1,520
Pacific Basin Shipping Ltd.	130,000	67,804
Pacific Century Premium Developments Ltd.(1)	2,268	134
Pacific Textiles Holdings Ltd.	12,000	5,512
PC Partner Group Ltd.(2)	8,000	11,188
PCCW Ltd.	27,024	14,735
Perfect Medical Health Management Ltd.	7,000	4,053
Power Assets Holdings Ltd.	11,000	71,821
Realord Group Holdings Ltd.(1)	6,000	10,124
Regencell Bioscience Holdings Ltd.(1)	100	3,040
Regina Miracle International Holdings Ltd.	2,000	1,092
Sa Sa International Holdings Ltd.(1)(2)	4,000	734
Sands China Ltd.(1)	3,600	6,879
Shun Tak Holdings Ltd.(1)	16,000	3,319
Sino Land Co. Ltd.	53,055	75,110
SITC International Holdings Co. Ltd.	20,000	75,530
SJM Holdings Ltd.(1)(2)	14,000	5,958
Sun Hung Kai & Co. Ltd.	10,000	4,636
Sun Hung Kai Properties Ltd.	9,500	116,148
SUNeVision Holdings Ltd.	11,000	8,600
Swire Pacific Ltd., Class A	5,000	30,336
Swire Properties Ltd.	12,600	30,807
Techtronic Industries Co. Ltd.	5,500	71,849
Texhong Textile Group Ltd.	4,000	4,316
Texwinca Holdings Ltd.	4,000	698
United Laboratories International Holdings Ltd.	10,000	4,778
Value Partners Group Ltd.	10,000	4,006
Vitasoy International Holdings Ltd.(2)	6,000	10,745
VSTECS Holdings Ltd.	8,000	6,597
VTech Holdings Ltd.	2,400	17,934
WH Group Ltd.	123,423	94,377
Wharf Real Estate Investment Co. Ltd.	6,000	28,954
Wynn Macau Ltd.(1)(2)	7,600	4,430
Xinyi Glass Holdings Ltd.	16,000	40,442
Yue Yuen Industrial Holdings Ltd.(1)	6,500	9,448
		2,997,521
Ireland — 0.5%
AIB Group PLC(2)	7,131	19,094
Bank of Ireland Group PLC	12,016	81,181
Cairn Homes PLC(1)	7,836	9,021
CRH PLC	4,372	180,445
Dalata Hotel Group PLC(1)	3,681	16,481
FBD Holdings PLC	510	5,314
Glanbia PLC	2,365	27,431
Glenveagh Properties PLC(1)	8,853	9,094
Kerry Group PLC, A Shares	522	54,043
Kingspan Group PLC	1,070	88,089
Origin Enterprises PLC	6,048	28,942

Smurfit Kappa Group PLC	3,344	135,181
Uniphar PLC(1)	1,590	6,394
		660,710
Israel — 0.9%
AFI Properties Ltd.	174	9,471
Airport City Ltd.(1)	717	13,407
Alony Hetz Properties & Investments Ltd.	537	7,829
Amot Investments Ltd.	717	4,832
Ashtrom Group Ltd.	80	1,950
AudioCodes Ltd.	183	4,202
Azrieli Group Ltd.	70	5,256
Bank Hapoalim BM	4,314	39,945
Bank Leumi Le-Israel BM	6,853	68,233
Bezeq The Israeli Telecommunication Corp. Ltd.	18,393	28,444
Big Shopping Centers Ltd.	98	14,085
Caesarstone Ltd.(2)	67	610
Camtek Ltd.(1)	290	8,505
Cellcom Israel Ltd.(1)	759	3,750
Check Point Software Technologies Ltd.(1)	388	48,531
Clal Insurance Enterprises Holdings Ltd.(1)	729	13,658
Cognyte Software Ltd.(1)	134	949
CyberArk Software Ltd.(1)	90	12,501
Danel Adir Yeoshua Ltd.	47	6,243
Delek Automotive Systems Ltd.	536	7,064
Delek Group Ltd.(1)	84	13,341
Delta Galil Industries Ltd.	164	9,720
Elbit Systems Ltd.	111	22,560
Elco Ltd.	83	5,606
Electra Consumer Products 1970 Ltd.	158	7,117
Electra Ltd.	11	6,169
Energix-Renewable Energies Ltd.	935	2,851
Equital Ltd.(1)	35	1,257
Fattal Holdings 1998 Ltd.(1)	45	5,512
FIBI Holdings Ltd.	173	7,291
First International Bank of Israel Ltd.	339	13,071
FMS Enterprises Migun Ltd.	27	849
Fox Wizel Ltd.	130	16,497
Gav-Yam Lands Corp. Ltd.	433	3,968
Gazit-Globe Ltd.	640	4,533
Harel Insurance Investments & Financial Services Ltd.	1,656	18,281
Hilan Ltd.	298	17,407
ICL Group Ltd.	3,029	33,837
IDI Insurance Co. Ltd.	30	873
Inmode Ltd.(1)	236	6,327
Inrom Construction Industries Ltd.	1,146	4,753
Isracard Ltd.	4,656	19,770
Israel Corp. Ltd.(1)	34	18,405
Israel Discount Bank Ltd., A Shares	4,926	27,966
Ituran Location and Control Ltd.	393	9,849
Kamada Ltd.(1)	533	2,399
Kenon Holdings Ltd.	115	6,508
Kornit Digital Ltd.(1)	68	2,854
M Yochananof & Sons Ltd.	68	3,942
Matrix IT Ltd.	212	5,022

Maytronics Ltd.	330	5,941
Mediterranean Towers Ltd.	327	937
Mega Or Holdings Ltd.	162	5,370
Melisron Ltd.(1)	83	5,984
Menora Mivtachim Holdings Ltd.(1)	483	11,360
Migdal Insurance & Financial Holdings Ltd.	3,642	5,892
Mivne Real Estate KD Ltd.	2,451	7,872
Mizrahi Tefahot Bank Ltd.	1,239	40,761
Neto Malinda Trading Ltd.(1)	370	16,187
Nice Ltd., ADR(1)	211	41,930
Nova Ltd.(1)	180	19,018
Novolog Ltd.	5,599	5,372
Oil Refineries Ltd.	45,199	19,081
One Software Technologies Ltd.	600	9,250
OPC Energy Ltd.(1)	1,847	18,355
Partner Communications Co. Ltd.(1)	2,031	14,808
Paz Oil Co. Ltd.(1)	218	30,337
Perion Network Ltd.(1)	476	9,425
Phoenix Holdings Ltd.	1,467	16,292
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	98	7,565
Sapiens International Corp. NV	45	1,136
Scope Metals Group Ltd.	181	8,202
Shapir Engineering and Industry Ltd.	867	7,154
Shikun & Binui Ltd.(1)	1,741	8,529
Shufersal Ltd.	3,883	28,751
Strauss Group Ltd.	509	13,383
Summit Real Estate Holdings Ltd.	420	8,183
Taro Pharmaceutical Industries Ltd.(1)	51	1,868
Tel Aviv Stock Exchange Ltd.	917	4,488
Tera Light Ltd.(1)	69	121
Teva Pharmaceutical Industries Ltd., ADR(1)	5,571	50,696
Tower Semiconductor Ltd.(1)	396	19,492
Wix.com Ltd.(1)	66	4,159
ZIM Integrated Shipping Services Ltd.(2)	728	46,352
		1,092,251
Italy — 2.2%
A2A SpA	31,231	52,443
ACEA SpA	668	12,143
Amplifon SpA	1,006	34,666
Arnoldo Mondadori Editore SpA	2,193	4,360
Ascopiave SpA	1,761	6,341
Assicurazioni Generali SpA	2,179	39,661
Atlantia SpA	4,259	103,253
Autogrill SpA(1)	2,820	21,219
Azimut Holding SpA	969	20,764
Banca Generali SpA	776	27,191
Banca IFIS SpA	489	8,923
Banca Mediolanum SpA	3,320	26,211
Banca Monte dei Paschi di Siena SpA(1)(2)	639	529
Banca Popolare di Sondrio SCPA	5,964	24,303
Banco BPM SpA	13,681	47,789
BFF Bank SpA	1,044	8,130
Biesse SpA	223	3,886
BPER Banca	13,155	27,118

Brembo SpA(2)	1,664	19,335
Brunello Cucinelli SpA	735	36,861
Buzzi Unicem SpA	2,170	42,334
Carel Industries SpA	333	7,980
Cementir Holding NV	699	5,034
CIR SpA-Compagnie Industriali(1)	10,844	5,129
CNH Industrial NV	9,034	135,033
Credito Emiliano SpA	1,683	10,912
Danieli & C Officine Meccaniche SpA	239	5,854
Danieli & C Officine Meccaniche SpA, Preference Shares	502	8,562
Davide Campari-Milano NV	589	6,298
De' Longhi SpA(2)	573	13,918
DiaSorin SpA(2)	42	5,529
Digital Value SpA(1)	81	6,332
doValue SpA	489	4,113
Enav SpA(1)	4,093	18,949
Enel SpA	24,885	161,681
Eni SpA, ADR(2)	6,764	204,949
ERG SpA	1,116	38,813
Ferrari NV	449	87,611
Fila SpA(2)	454	4,557
FinecoBank Banca Fineco SpA	1,755	24,869
Gruppo MutuiOnline SpA	307	9,431
GVS SpA	500	4,333
Hera SpA	14,182	52,816
Infrastrutture Wireless Italiane SpA(2)	103	1,148
Interpump Group SpA	205	9,370
Intesa Sanpaolo SpA	83,357	182,059
Iren SpA	14,150	36,886
Italgas SpA	10,544	68,089
Iveco Group NV(1)	3,699	23,565
Leonardo SpA(1)	4,135	44,523
Maire Tecnimont SpA(2)	2,273	8,007
MARR SpA	738	10,994
Mediobanca Banca di Credito Finanziario SpA	3,294	33,793
MFE-MediaForEurope NV, Class A(1)(2)	524	301
MFE-MediaForEurope NV, Class B(2)	7,657	6,450
Moncler SpA	821	39,504
Nexi SpA(1)	501	5,109
OVS SpA(1)	5,412	11,110
Piaggio & C SpA	2,541	6,694
Poste Italiane SpA	4,870	52,754
Prysmian SpA	1,027	33,171
RAI Way SpA	2,481	14,276
Recordati Industria Chimica e Farmaceutica SpA	641	28,725
Reply SpA	152	20,717
Safilo Group SpA(1)	2,082	3,222
Saipem SpA(1)(2)	529	3,197
Salvatore Ferragamo SpA(2)	973	17,018
Sanlorenzo SpA/Ameglia	180	6,606
Saras SpA(1)	13,930	19,031
Sesa SpA	103	14,198
Snam SpA	6,797	39,539
Societa Cattolica Di Assicurazione SpA(2)	967	7,011

Stellantis NV	10,377	155,688
Technogym SpA	1,602	12,402
Telecom Italia SpA/Milano	49,767	15,916
Telecom Italia SpA/Milano, Preference Shares	37,591	11,496
Tenaris SA, ADR	967	32,240
Terna - Rete Elettrica Nazionale	12,337	104,576
Tinexta Spa	269	7,659
UniCredit SpA	14,864	174,282
Unieuro SpA(2)	231	4,426
Unipol Gruppo SpA	5,271	28,207
Webuild SpA(2)	6,794	12,289
		2,696,411
Japan — 20.1%
77 Bank Ltd.	900	11,911
A&D HOLON Holdings Co. Ltd.	200	1,546
ABC-Mart, Inc.	100	4,263
Acom Co. Ltd.	1,400	3,553
Adastria Co. Ltd.	300	4,959
ADEKA Corp.	800	15,628
Advantest Corp.	1,300	88,676
Aeon Co. Ltd.	4,600	83,964
Aeon Delight Co. Ltd.	200	4,393
AEON Financial Service Co. Ltd.	2,700	25,258
Aeon Mall Co. Ltd.	3,000	36,219
AGC, Inc.	2,000	75,231
Ai Holdings Corp.	100	1,266
Aichi Bank Ltd.	200	7,813
Aida Engineering Ltd.	200	1,401
Aiful Corp.	3,700	10,010
Ain Holdings, Inc.	100	4,487
Air Water, Inc.	3,300	44,523
Aisan Industry Co. Ltd.	200	1,131
Aisin Corp.	1,300	42,562
Ajinomoto Co., Inc.	2,400	58,170
Akatsuki, Inc.	100	2,235
Alconix Corp.	100	997
Alfresa Holdings Corp.	2,100	27,571
Alpen Co. Ltd.(2)	400	5,979
Alps Alpine Co. Ltd.	3,200	34,330
Altech Corp.	300	4,388
Amada Co. Ltd.	6,300	50,476
Amano Corp.	400	7,748
ANA Holdings, Inc.(1)	700	13,815
Anritsu Corp.	2,300	25,502
AOKI Holdings, Inc.	100	520
Aoyama Trading Co. Ltd.	1,700	11,553
Aozora Bank Ltd.	1,900	39,409
Arata Corp.	200	6,215
Arcland Sakamoto Co. Ltd.	400	4,596
Arcs Co. Ltd.	800	11,988
Argo Graphics, Inc.	100	2,423
Arisawa Manufacturing Co. Ltd.	200	1,700
ARTERIA Networks Corp.	100	976
Artnature, Inc.	200	1,164

ArtSpark Holdings, Inc.(2)	900	5,489
Aruhi Corp.(2)	200	1,488
Asahi Co. Ltd.	300	3,023
Asahi Diamond Industrial Co. Ltd.	200	926
Asahi Group Holdings Ltd.	700	23,455
Asahi Holdings, Inc.	1,400	22,488
Asahi Intecc Co. Ltd.	200	3,010
Asahi Kasei Corp.	13,700	110,690
ASAHI YUKIZAI Corp.	500	8,039
Asanuma Corp.	100	4,062
Asics Corp.	1,600	27,474
ASKA Pharmaceutical Holdings Co. Ltd.	500	3,812
ASKUL Corp.	400	4,500
Astellas Pharma, Inc.	6,200	99,020
Autobacs Seven Co. Ltd.	500	5,287
Awa Bank Ltd.	300	4,669
Axial Retailing, Inc.	100	2,365
Azbil Corp.	100	2,947
Bandai Namco Holdings, Inc.	500	37,139
Bando Chemical Industries Ltd.	200	1,394
Bank of Iwate Ltd.	200	3,113
Bank of Kyoto Ltd.	700	30,088
Bank of Nagoya Ltd.	200	4,746
Bank of the Ryukyus Ltd.	900	5,428
BayCurrent Consulting, Inc.	100	31,418
Belc Co. Ltd.	100	4,068
Belluna Co. Ltd.	800	4,130
Benefit One, Inc.	400	6,234
Benesse Holdings, Inc.	1,100	17,601
Bic Camera, Inc.	2,200	19,351
BML, Inc.	400	10,718
Br Holdings Corp.	700	1,742
Bridgestone Corp.	4,000	157,950
Brother Industries Ltd.	3,100	57,055
Bunka Shutter Co. Ltd.	700	5,167
Calbee, Inc.	700	12,955
Canon Marketing Japan, Inc.	400	9,357
Canon, Inc., ADR(2)	2,778	70,533
Capcom Co., Ltd.	1,800	50,670
Carenet, Inc.	800	5,297
Carta Holdings, Inc.	300	4,510
Casio Computer Co. Ltd.	700	6,389
Cawachi Ltd.	200	3,161
Central Glass Co. Ltd.	1,000	21,782
Central Japan Railway Co.	400	49,549
Chiba Bank Ltd.	5,400	28,076
Chubu Electric Power Co., Inc.	3,500	35,216
Chubu Shiryo Co. Ltd.	400	3,190
Chudenko Corp.	200	3,217
Chugai Pharmaceutical Co. Ltd.	3,400	92,950
Chugoku Bank Ltd.	3,300	23,666
Chugoku Electric Power Co., Inc.	300	1,991
Citizen Watch Co. Ltd.	6,900	29,392
CKD Corp.	1,200	17,236

CMIC Holdings Co. Ltd.	400	4,472
CMK Corp.	200	739
Coca-Cola Bottlers Japan Holdings, Inc.(2)	2,400	25,563
COLOPL, Inc.	600	2,956
Colowide Co. Ltd.	100	1,339
Computer Engineering & Consulting Ltd.	300	2,850
COMSYS Holdings Corp.	500	9,399
Comture Corp.	200	4,391
Concordia Financial Group Ltd.	10,200	34,715
Cosmo Energy Holdings Co. Ltd.	2,100	57,186
Cosmos Pharmaceutical Corp.(2)	200	18,992
Create Restaurants Holdings, Inc.	200	1,370
Create SD Holdings Co. Ltd.(2)	200	4,554
Credit Saison Co. Ltd.	3,400	39,649
CTI Engineering Co. Ltd.	200	3,825
CyberAgent, Inc.	4,100	43,977
Cybozu, Inc.	200	1,615
Dai Nippon Printing Co. Ltd.	1,200	27,456
Dai-Dan Co. Ltd.	200	3,179
Dai-ichi Life Holdings, Inc.	8,400	173,567
Daicel Corp.	5,200	33,517
Daido Steel Co. Ltd.	200	5,622
Daifuku Co. Ltd.	100	6,270
Daiho Corp.	400	13,747
Daiichi Jitsugyo Co. Ltd.	200	5,068
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,634
Daiichi Sankyo Co. Ltd.	4,500	119,340
Daikin Industries Ltd.	600	96,484
Daikokutenbussan Co. Ltd.(2)	200	7,190
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	5,751
Daio Paper Corp.	800	8,801
Daiseki Co. Ltd.	360	13,173
Daishi Hokuetsu Financial Group, Inc.	900	17,369
Daito Pharmaceutical Co. Ltd.	200	4,054
Daito Trust Construction Co. Ltd.	900	79,492
Daiwa House Industry Co. Ltd.	2,500	60,210
Daiwa Securities Group, Inc.	9,400	45,819
Daiwabo Holdings Co. Ltd.	1,000	13,352
DCM Holdings Co. Ltd.	1,000	8,211
DeNA Co. Ltd.	400	5,771
Denka Co. Ltd.	1,800	44,661
Denso Corp.	1,000	61,288
Dentsu Group, Inc.(2)	2,000	66,584
Denyo Co. Ltd.	200	2,459
Dexerials Corp.	1,400	46,806
DIC Corp.(2)	1,600	30,729
Digital Arts, Inc.	100	5,429
Digital Garage, Inc.	600	17,953
Digital Holdings, Inc.	400	4,042
Dip Corp.	300	8,733
Disco Corp.	300	80,996
DMG Mori Co. Ltd.	1,700	24,966
Doshisha Co. Ltd.	400	4,764
Doutor Nichires Holdings Co. Ltd.	300	3,493

Dowa Holdings Co. Ltd.	900	32,927
Dream Incubator, Inc.(1)	300	5,717
DTS Corp.	300	7,119
Duskin Co. Ltd.	100	2,089
DyDo Group Holdings, Inc.	200	7,472
Eagle Industry Co. Ltd.	200	1,571
Earth Corp.	100	3,975
East Japan Railway Co.	900	46,139
Ebara Corp.	1,200	51,540
Ebara Jitsugyo Co. Ltd.	300	5,567
EDION Corp.	700	6,571
Eiken Chemical Co. Ltd.	600	7,902
Eisai Co. Ltd.	300	12,355
Eizo Corp.	200	5,372
Electric Power Development Co. Ltd.	3,800	60,230
en Japan, Inc.	500	7,726
ENEOS Holdings, Inc.	37,900	152,577
Enigmo, Inc.	600	2,552
eRex Co. Ltd.	500	7,989
ESPEC Corp.	200	2,855
Exedy Corp.	500	6,566
EXEO Group, Inc.	1,400	22,417
Ezaki Glico Co. Ltd.	900	26,014
F.C.C. Co. Ltd.	300	3,100
Fancl Corp.	300	5,055
FANUC CORP.	200	32,600
Fast Retailing Co. Ltd.	100	48,042
Ferrotec Holdings Corp.	1,200	28,095
Financial Products Group Co. Ltd.	1,800	13,235
Food & Life Cos. Ltd.	800	17,378
Foster Electric Co. Ltd.	100	556
FP Corp.	800	16,903
France Bed Holdings Co. Ltd.	200	1,392
Fudo Tetra Corp.	100	1,222
Fuji Electric Co. Ltd.	1,500	70,345
Fuji Kyuko Co. Ltd.	200	6,261
Fuji Media Holdings, Inc.	600	5,102
Fuji Oil Holdings, Inc.	400	5,441
Fuji Seal International, Inc.	800	9,669
Fuji Soft, Inc.(2)	200	11,327
Fujibo Holdings, Inc.	100	2,658
Fujicco Co. Ltd.	200	2,945
FUJIFILM Holdings Corp.	1,100	60,587
Fujikura Ltd.	5,100	31,110
Fujimi, Inc.	200	9,044
Fujimori Kogyo Co. Ltd.	200	5,523
Fujitec Co. Ltd.	600	12,158
Fujitsu Ltd.	700	105,107
Fujiya Co. Ltd.	300	5,454
Fukuda Corp.	200	7,093
Fukui Computer Holdings, Inc.	100	2,553
Fukuoka Financial Group, Inc.	2,900	49,949
Fukushima Galilei Co. Ltd.	200	5,267
Fukuyama Transporting Co. Ltd.	200	5,033

FULLCAST Holdings Co. Ltd.	300	5,303
Funai Soken Holdings, Inc.	200	3,315
Furukawa Co. Ltd.	300	2,868
Furukawa Electric Co. Ltd.	300	4,996
Furuno Electric Co. Ltd.	100	780
Fuso Chemical Co. Ltd.	200	5,949
Futaba Industrial Co. Ltd.	200	609
Future Corp.	600	7,661
Fuyo General Lease Co. Ltd.	300	17,153
G-7 Holdings, Inc.	200	2,199
G-Tekt Corp.	100	992
Genky DrugStores Co. Ltd.(2)	200	5,369
Geo Holdings Corp.	500	4,718
GLOBERIDE, Inc.	400	7,208
Glory Ltd.	1,100	17,015
GMO Financial Holdings, Inc.(2)	200	1,205
GMO Internet, Inc.	400	7,768
GMO Payment Gateway, Inc.	100	8,243
Goldcrest Co. Ltd.	500	6,547
Goldwin, Inc.	200	12,286
GS Yuasa Corp.	800	12,839
GungHo Online Entertainment, Inc.	1,400	26,371
Gunma Bank Ltd.	3,000	8,234
Gunze Ltd.	100	2,844
H.U. Group Holdings, Inc.	1,400	29,065
H2O Retailing Corp.	3,200	23,397
Hachijuni Bank Ltd.	8,200	28,718
Hakuhodo DY Holdings, Inc.	3,600	36,431
Hakuto Co. Ltd.	700	15,453
Halows Co. Ltd.	200	4,997
Hamakyorex Co. Ltd.	200	4,552
Hamamatsu Photonics KK	600	27,940
Hankyu Hanshin Holdings, Inc.	1,200	32,182
Hanwa Co. Ltd.	1,000	23,115
Happinet Corp.	600	7,367
Haseko Corp.	3,900	46,524
Hazama Ando Corp.	1,100	6,728
Heiwa Corp.	700	10,518
Heiwa Real Estate Co. Ltd.	800	23,414
Heiwado Co. Ltd.	400	5,837
Hikari Tsushin, Inc.	200	22,594
Hino Motors Ltd.	5,000	27,952
Hirata Corp.	100	3,319
Hirogin Holdings, Inc.	3,100	14,661
Hirose Electric Co. Ltd.	300	41,582
Hisamitsu Pharmaceutical Co., Inc.	200	5,248
Hitachi Construction Machinery Co. Ltd.	1,500	35,132
Hitachi Ltd.	3,200	166,037
Hitachi Metals Ltd.(1)	400	6,421
Hitachi Transport System Ltd.	500	33,051
Hitachi Zosen Corp.	4,300	26,153
Hogy Medical Co. Ltd.	100	2,366
Hokkaido Electric Power Co., Inc.	5,900	22,542
Hokko Chemical Industry Co. Ltd.	200	1,564

Hokkoku Financial Holdings, Inc.	400	12,718
Hokuetsu Corp.	3,800	17,944
Hokuetsu Industries Co. Ltd.	100	656
Hokuhoku Financial Group, Inc.	3,100	18,957
Hokuriku Electric Power Co.	1,300	5,311
Hokuto Corp.	200	2,956
Honda Motor Co. Ltd., ADR(2)	5,463	136,029
Hoosiers Holdings	200	1,250
Horiba Ltd.	400	20,628
Hoshizaki Corp.	300	17,695
Hosiden Corp.	800	7,569
Hosokawa Micron Corp.	200	4,068
House Foods Group, Inc.	200	4,185
Hoya Corp.	784	83,446
HS Holdings Co. Ltd.	200	2,068
Hulic Co. Ltd.	5,800	47,326
Hyakugo Bank Ltd.	3,700	9,190
Hyakujushi Bank Ltd.	200	2,692
I-Net Corp./Kanagawa	100	975
I-PEX, Inc.	200	2,127
Ibiden Co. Ltd.	1,400	50,751
Ichibanya Co. Ltd.	100	3,782
Ichigo, Inc.	600	1,373
Icom, Inc.	200	3,797
Idec Corp.	800	16,466
Idemitsu Kosan Co. Ltd.	3,600	97,100
IDOM, Inc.	900	4,706
IHI Corp.	3,200	89,793
Iida Group Holdings Co. Ltd.	1,100	17,353
Iino Kaiun Kaisha Ltd.	1,700	8,724
Inaba Denki Sangyo Co. Ltd.	600	12,063
Inabata & Co. Ltd.	400	6,874
Inageya Co. Ltd.	300	2,790
Ines Corp.	100	1,175
Infocom Corp.	200	3,332
Infomart Corp.	200	761
Information Services International-Dentsu Ltd.	400	12,717
INFRONEER Holdings, Inc.	2,484	17,976
INPEX Corp.(2)	11,800	151,406
Intage Holdings, Inc.	600	6,543
Internet Initiative Japan, Inc.	1,000	36,697
IR Japan Holdings Ltd.	100	3,415
Iseki & Co. Ltd.	500	4,731
Isetan Mitsukoshi Holdings Ltd.	3,400	28,407
Ishihara Sangyo Kaisha Ltd.	900	7,232
Isuzu Motors Ltd.	6,200	72,760
Ito En Ltd.	200	8,459
ITOCHU Corp.	3,900	111,874
Itochu Enex Co. Ltd.	600	4,854
Itochu Techno-Solutions Corp.	500	12,437
Itoham Yonekyu Holdings, Inc.	900	4,494
IwaiCosmo Holdings, Inc.	100	938
Iwatani Corp.	1,000	41,568
Iyo Bank Ltd.	4,300	21,077

Izumi Co. Ltd.	500	10,709
J Front Retailing Co. Ltd.	3,900	31,516
J Trust Co. Ltd.	1,200	4,303
JAC Recruitment Co. Ltd.	300	4,205
Jaccs Co. Ltd.	500	13,006
JAFCO Group Co. Ltd.	2,100	25,524
Japan Airlines Co. Ltd.(1)	200	3,666
Japan Airport Terminal Co. Ltd.(1)	200	8,183
Japan Aviation Electronics Industry Ltd.	600	9,168
Japan Elevator Service Holdings Co. Ltd.	500	5,899
Japan Exchange Group, Inc.	3,200	50,623
Japan Investment Adviser Co. Ltd.	400	3,898
Japan Lifeline Co. Ltd.	1,300	9,237
Japan Material Co. Ltd.	500	6,919
Japan Petroleum Exploration Co. Ltd.	700	17,017
Japan Post Bank Co. Ltd.	700	5,393
Japan Post Holdings Co. Ltd.	15,400	115,018
Japan Post Insurance Co. Ltd.	3,400	56,610
Japan Pulp & Paper Co. Ltd.	200	5,581
Japan Securities Finance Co. Ltd.	700	4,662
Japan Steel Works Ltd.	600	15,001
Japan Wool Textile Co. Ltd.(2)	700	5,005
JCR Pharmaceuticals Co. Ltd.	1,100	20,108
JCU Corp.	200	5,734
JDC Corp.(2)	200	791
Jeol Ltd.	400	19,324
JFE Holdings, Inc.	7,700	94,727
JGC Holdings Corp.	3,500	49,098
JINS Holdings, Inc.	100	3,187
JINUSHI Co. Ltd.(2)	300	4,772
Joshin Denki Co. Ltd.	300	4,374
Joyful Honda Co. Ltd.(2)	900	11,130
JSB Co. Ltd.	200	5,443
JSR Corp.	2,500	78,864
JTEKT Corp.	3,900	29,712
Juki Corp.	1,000	5,312
Juroku Financial Group, Inc.	500	8,686
Justsystems Corp.	600	21,832
JVCKenwood Corp.	4,600	6,795
K's Holdings Corp.	2,800	27,994
Kadokawa Corp.	400	9,303
Kaga Electronics Co. Ltd.	100	2,407
Kagome Co. Ltd.	800	20,282
Kajima Corp.	4,500	48,359
Kakaku.com, Inc.	800	15,766
Kaken Pharmaceutical Co. Ltd.	200	5,597
Kameda Seika Co. Ltd.	100	3,327
Kamigumi Co. Ltd.	900	17,844
Kanamoto Co. Ltd.	600	8,813
Kandenko Co. Ltd.	900	5,599
Kaneka Corp.	1,300	33,364
Kanematsu Corp.	1,600	16,217
Kanematsu Electronics Ltd.	200	6,136
Kansai Electric Power Co., Inc.	4,500	43,983

Kansai Paint Co. Ltd.	300	3,725
Kanto Denka Kogyo Co. Ltd.	1,200	8,645
Kao Corp.	1,700	68,334
Kasai Kogyo Co. Ltd.(1)	200	429
Katitas Co. Ltd.	500	11,294
Kato Sangyo Co. Ltd.	700	17,064
Kawasaki Heavy Industries Ltd.	2,700	52,950
Kawasaki Kisen Kaisha Ltd.	600	47,486
KDDI Corp.	10,000	348,861
KeePer Technical Laboratory Co. Ltd.(2)	300	7,526
Keihan Holdings Co. Ltd.	600	13,830
Keihanshin Building Co. Ltd.	300	2,886
Keikyu Corp.	300	3,139
Keio Corp.	200	6,681
Keisei Electric Railway Co. Ltd.	500	13,050
KEIWA, Inc.	200	7,291
Keiyo Bank Ltd.	1,500	5,341
Kewpie Corp.(2)	600	9,914
Keyence Corp.	200	79,515
KFC Holdings Japan Ltd.	100	2,177
KH Neochem Co. Ltd.(2)	800	15,660
Kikkoman Corp.	300	15,889
Kinden Corp.	1,300	14,961
Kintetsu Group Holdings Co. Ltd.	600	17,531
Kintetsu World Express, Inc.	800	25,940
Kirin Holdings Co. Ltd.	1,700	26,296
Kissei Pharmaceutical Co. Ltd.	400	7,827
Kitanotatsujin Corp.(2)	200	276
Kito Corp.	100	2,048
Kitz Corp.	900	4,726
Kiyo Bank Ltd.	1,000	10,752
Koa Corp.	500	6,578
Koatsu Gas Kogyo Co. Ltd.	200	1,015
Kobe Bussan Co. Ltd.	700	16,973
Kobe Steel Ltd.	6,200	32,630
Koei Tecmo Holdings Co. Ltd.	260	9,211
Kohnan Shoji Co. Ltd.	500	14,192
Koito Manufacturing Co. Ltd.	500	18,244
Kokuyo Co. Ltd.	500	6,390
Komatsu Ltd.	5,300	131,772
Komeri Co. Ltd.	1,100	23,500
Komori Corp.	100	589
Konami Holdings Corp.	900	60,902
Konica Minolta, Inc.	4,500	15,034
Konishi Co. Ltd.	400	4,980
Konoike Transport Co. Ltd.	400	3,618
Kotobuki Spirits Co. Ltd.	100	5,506
Kubota Corp.	4,700	86,743
Kumagai Gumi Co. Ltd.	900	18,366
Kurabo Industries Ltd.	200	3,000
Kuraray Co. Ltd.	5,200	43,432
Kureha Corp.	500	39,638
Kurita Water Industries Ltd.	1,100	42,349
Kusuri no Aoki Holdings Co. Ltd.	400	16,976

KYB Corp.	300	6,829
Kyocera Corp.	1,100	61,828
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	4,267
Kyokuyo Co. Ltd.	200	5,169
Kyowa Kirin Co. Ltd.	1,500	32,316
Kyudenko Corp.	300	6,214
Kyushu Electric Power Co., Inc.	4,800	31,259
Kyushu Financial Group, Inc.	2,500	7,349
Kyushu Railway Co.	300	6,021
Lasertec Corp.	300	43,422
Lawson, Inc.	1,100	39,008
LEC, Inc.	400	2,175
Life Corp.	200	4,039
Lintec Corp.	500	9,311
Lion Corp.	600	6,698
Lixil Corp.	1,400	26,636
M&A Capital Partners Co. Ltd.(1)	100	2,664
M3, Inc.	1,000	28,761
Mabuchi Motor Co. Ltd.	100	2,746
Macnica Fuji Electronics Holdings, Inc.	800	17,617
Maeda Kosen Co. Ltd.	100	2,027
Makino Milling Machine Co. Ltd.	600	19,747
Makita Corp.	800	21,812
Mani, Inc.	200	2,279
Marubeni Corp.	12,600	132,090
Marudai Food Co. Ltd.	200	2,292
Maruha Nichiro Corp.	800	13,907
Marui Group Co. Ltd.	1,100	20,866
Maruichi Steel Tube Ltd.	200	4,615
Marusan Securities Co. Ltd.	1,100	4,145
Maruwa Co. Ltd.	100	12,142
Maruwa Unyu Kikan Co. Ltd.(2)	400	4,920
Maruzen Showa Unyu Co. Ltd.	200	4,756
Marvelous, Inc.	900	4,977
Matsui Securities Co. Ltd.	1,500	9,536
MatsukiyoCocokara & Co.	100	3,845
Maxell Ltd.	700	6,834
Mazda Motor Corp.	7,300	62,023
McDonald's Holdings Co. Japan Ltd.	700	27,243
Mebuki Financial Group, Inc.	11,100	21,126
Media Do Co. Ltd.(2)	200	2,917
Medipal Holdings Corp.	1,500	20,934
MedPeer, Inc.(1)	200	3,277
Megmilk Snow Brand Co. Ltd.	800	10,738
Meidensha Corp.	400	6,407
MEIJI Holdings Co. Ltd.	1,600	78,834
Meiko Electronics Co. Ltd.	400	14,183
Meisei Industrial Co. Ltd.	200	1,128
Meitec Corp.	500	26,729
Menicon Co. Ltd.	200	4,157
Mercari, Inc.(1)	600	10,429
METAWATER Co. Ltd.	700	10,930
Micronics Japan Co. Ltd.	1,300	14,758
Milbon Co. Ltd.	100	3,965

Mimasu Semiconductor Industry Co. Ltd.	100	1,850
MINEBEA MITSUMI, Inc.	3,000	55,657
Mirait Holdings Corp.	1,000	12,554
Miroku Jyoho Service Co. Ltd.	200	1,933
MISUMI Group, Inc.	600	13,492
Mitsuba Corp.	200	627
Mitsubishi Chemical Holdings Corp.	15,300	91,155
Mitsubishi Corp.	6,000	207,072
Mitsubishi Electric Corp.	4,000	43,828
Mitsubishi Estate Co. Ltd.	4,300	63,936
Mitsubishi Gas Chemical Co., Inc.	2,300	37,236
Mitsubishi HC Capital, Inc.	12,330	58,875
Mitsubishi Heavy Industries Ltd.	4,500	171,703
Mitsubishi Logisnext Co. Ltd.	400	2,653
Mitsubishi Logistics Corp.	200	4,719
Mitsubishi Materials Corp.	1,000	15,378
Mitsubishi Motors Corp.(1)	5,700	17,029
Mitsubishi Shokuhin Co. Ltd.	400	9,652
Mitsubishi UFJ Financial Group, Inc., ADR(2)	57,383	325,362
Mitsuboshi Belting Ltd.	100	2,169
Mitsui & Co. Ltd.	6,300	158,247
Mitsui Chemicals, Inc.	2,700	66,097
Mitsui DM Sugar Holdings Co. Ltd.	100	1,442
Mitsui Fudosan Co. Ltd.	3,100	67,786
Mitsui High-Tec, Inc.	300	25,511
Mitsui Matsushima Holdings Co. Ltd.	500	11,610
Mitsui Mining & Smelting Co. Ltd.	1,800	47,472
Mitsui OSK Lines Ltd.	3,000	79,720
Mitsui-Soko Holdings Co. Ltd.	300	6,802
Mitsuuroko Group Holdings Co. Ltd.	400	2,935
Miura Co. Ltd.	200	4,493
Mixi, Inc.	300	4,910
Miyazaki Bank Ltd.	300	4,724
Mizuho Financial Group, Inc., ADR	52,445	122,197
Mizuho Leasing Co. Ltd.	800	19,000
Mizuno Corp.	400	6,990
Mochida Pharmaceutical Co. Ltd.	100	2,411
Modec, Inc.	100	1,014
Monex Group, Inc.	2,000	7,743
MonotaRO Co. Ltd.	800	11,680
Morinaga & Co. Ltd.	700	21,316
Morinaga Milk Industry Co. Ltd.	700	25,161
Moriroku Holdings Co. Ltd.	400	5,843
Morita Holdings Corp.	600	6,048
MrMax Holdings Ltd.	400	1,926
MS&AD Insurance Group Holdings, Inc.	3,600	114,539
Murata Manufacturing Co. Ltd.	2,300	147,799
Musashino Bank Ltd.	400	5,362
Nabtesco Corp.	2,200	52,113
Nachi-Fujikoshi Corp.	200	5,669
Nagase & Co. Ltd.	1,100	15,485
Nagoya Railroad Co. Ltd.	500	8,226
Nakanishi, Inc.	1,100	21,696
Nankai Electric Railway Co. Ltd.	600	11,175

Nanto Bank Ltd.	500	7,505
NEC Corp.	1,700	68,285
NEC Networks & System Integration Corp.	800	11,309
Nexon Co. Ltd.	1,200	29,578
Nextage Co. Ltd.	900	14,220
NexTone, Inc.(1)	200	5,653
NGK Insulators Ltd.	3,700	54,760
NGK Spark Plug Co. Ltd.	2,100	39,787
NH Foods Ltd.	1,500	45,720
NHK Spring Co. Ltd.	4,400	31,530
Nichi-iko Pharmaceutical Co. Ltd.(1)(2)	400	1,039
Nichias Corp.	1,000	17,504
Nichiha Corp.	300	5,595
Nichirei Corp.	1,800	31,696
Nichireki Co. Ltd.	100	1,013
Nidec Corp.	823	55,029
Nifco, Inc.	1,200	27,987
Nihon Dempa Kogyo Co. Ltd.	200	1,744
Nihon Flush Co. Ltd.	400	2,875
Nihon Kohden Corp.	1,300	30,705
Nihon M&A Center Holdings, Inc.	1,000	11,475
Nihon Parkerizing Co. Ltd.	2,300	16,380
Nihon Plast Co. Ltd.	200	700
Nihon Unisys Ltd.	1,200	26,216
Nikkon Holdings Co. Ltd.	1,400	21,887
Nikon Corp.	600	7,445
Nintendo Co. Ltd.	600	267,893
Nippn Corp.	700	8,508
Nippon Carbon Co. Ltd.	100	3,282
Nippon Chemi-Con Corp.(1)	500	7,049
Nippon Coke & Engineering Co. Ltd.	7,500	7,386
Nippon Denko Co. Ltd.	2,400	6,583
Nippon Densetsu Kogyo Co. Ltd.	600	7,391
Nippon Electric Glass Co. Ltd.	1,600	33,860
NIPPON EXPRESS HOLDINGS, Inc.	1,000	58,086
Nippon Gas Co. Ltd.	600	8,914
Nippon Kayaku Co. Ltd.	1,500	12,965
Nippon Koei Co. Ltd.	200	4,868
Nippon Light Metal Holdings Co. Ltd.	1,160	14,189
Nippon Paint Holdings Co. Ltd.	500	3,695
Nippon Paper Industries Co. Ltd.	1,900	13,923
Nippon Parking Development Co. Ltd.	3,300	4,120
Nippon Pillar Packing Co. Ltd.	200	4,465
Nippon Road Co. Ltd.	200	9,918
Nippon Sanso Holdings Corp.	1,100	20,619
Nippon Seiki Co. Ltd.	400	2,741
Nippon Sheet Glass Co. Ltd.(1)	1,300	3,906
Nippon Shinyaku Co. Ltd.	300	18,518
Nippon Shokubai Co. Ltd.	800	32,820
Nippon Signal Co. Ltd.	100	694
Nippon Soda Co. Ltd.	700	21,746
Nippon Steel Corp.	9,800	170,781
Nippon Steel Trading Corp.	200	8,331
Nippon Suisan Kaisha Ltd.	5,600	22,663

Nippon Telegraph & Telephone Corp.	6,800	207,756
Nippon Television Holdings, Inc.	800	7,562
Nippon Yakin Kogyo Co. Ltd.	200	3,419
Nippon Yusen KK	1,900	157,065
Nipro Corp.	3,400	26,931
Nishi-Nippon Financial Holdings, Inc.	1,800	10,618
Nishi-Nippon Railroad Co. Ltd.	1,000	21,255
Nishimatsu Construction Co. Ltd.	700	22,351
Nishimatsuya Chain Co. Ltd.	800	9,093
Nishio Rent All Co. Ltd.	300	6,303
Nissan Chemical Corp.	1,100	61,837
Nissan Motor Co. Ltd.	10,800	41,980
Nissei ASB Machine Co. Ltd.	200	4,957
Nissha Co. Ltd.(2)	700	8,044
Nisshin Oillio Group Ltd.	300	6,921
Nisshin Seifun Group, Inc.	1,800	21,067
Nisshinbo Holdings, Inc.	3,200	25,762
Nissin Electric Co. Ltd.	500	5,698
Nissin Foods Holdings Co. Ltd.	300	19,621
Nitori Holdings Co. Ltd.	200	20,150
Nittetsu Mining Co. Ltd.	200	9,103
Nitto Denko Corp.	1,600	115,901
Nitto Kogyo Corp.	400	6,820
Nittoc Construction Co. Ltd.	200	1,200
Noevir Holdings Co. Ltd.	100	4,272
NOF Corp.	200	7,616
Nohmi Bosai Ltd.	800	10,490
Nojima Corp.	500	11,400
NOK Corp.	1,200	10,732
Nomura Co. Ltd.	100	703
Nomura Micro Science Co. Ltd.(2)	200	6,485
Noritake Co. Ltd./Nagoya Japan	100	3,278
Noritz Corp.	300	3,485
North Pacific Bank Ltd.	3,000	5,080
NS Solutions Corp.	200	5,829
NS United Kaiun Kaisha Ltd.	400	13,046
NSK Ltd.	2,500	14,226
NTN Corp.(1)	4,600	9,381
NTT Data Corp.	4,200	65,716
Obara Group, Inc.	200	4,526
Obayashi Corp.	9,600	67,970
Obic Co. Ltd.	100	14,733
Odakyu Electric Railway Co. Ltd.	700	9,236
Ogaki Kyoritsu Bank Ltd.	400	5,355
Oiles Corp.	400	4,820
Oisix ra daichi, Inc.(1)	300	4,419
Oji Holdings Corp.	11,700	51,505
Okamoto Machine Tool Works Ltd.	200	6,857
Okamura Corp.	1,600	13,667
Okasan Securities Group, Inc.	1,000	2,661
Oki Electric Industry Co. Ltd.	1,000	5,810
Okinawa Electric Power Co., Inc.	315	2,865
Okinawa Financial Group, Inc.	400	6,660
OKUMA Corp.	400	16,086

Okumura Corp.	500	11,034
Okura Industrial Co. Ltd.	400	5,282
Okuwa Co. Ltd.	100	667
Olympus Corp.	4,600	96,136
Omron Corp.	200	11,479
Ono Pharmaceutical Co. Ltd.	1,400	37,068
Onward Holdings Co. Ltd.	1,000	2,026
Open House Group Co. Ltd.	600	24,976
Optim Corp.(1)	200	1,290
Optorun Co. Ltd.	900	13,824
Oracle Corp. (Tokyo)(1)	100	6,054
Organo Corp.	300	22,767
Orient Corp.	15,400	14,722
Oriental Land Co. Ltd.	200	29,722
Oriental Shiraishi Corp.	1,400	2,591
ORIX Corp., ADR	1,730	164,765
Osaka Gas Co. Ltd.	800	14,996
Osaka Organic Chemical Industry Ltd.(2)	200	4,306
Osaka Soda Co. Ltd.	200	4,656
OSAKA Titanium Technologies Co. Ltd.(1)(2)	1,400	21,133
OSG Corp.(2)	1,800	23,096
Otsuka Corp.	400	12,650
Otsuka Holdings Co. Ltd.	1,500	49,976
Outsourcing, Inc.	1,100	9,388
Pacific Industrial Co. Ltd.	700	5,784
Pack Corp.	100	1,801
PAL GROUP Holdings Co. Ltd.	600	7,499
PALTAC Corp.	200	6,779
Pan Pacific International Holdings Corp.	1,400	21,480
Panasonic Holdings Corp.	15,700	144,056
Paramount Bed Holdings Co. Ltd.	400	6,223
Park24 Co. Ltd.(1)	500	7,835
Pasona Group, Inc.(2)	400	6,467
Penta-Ocean Construction Co. Ltd.	4,700	23,116
PeptiDream, Inc.(1)	300	3,732
Persol Holdings Co. Ltd.	1,300	25,193
Pharma Foods International Co. Ltd.(2)	300	3,661
Pigeon Corp.(2)	1,000	14,318
Pilot Corp.	700	27,244
Piolax, Inc.	100	1,426
Plenus Co. Ltd.	200	3,019
Pola Orbis Holdings, Inc.(2)	300	3,664
Poletowin Pitcrew Holdings, Inc.	100	796
Premium Group Co. Ltd.	200	6,313
Press Kogyo Co. Ltd.	2,300	7,361
Prestige International, Inc.	600	2,979
Prima Meat Packers Ltd.	500	8,187
Raccoon Holdings, Inc.	300	3,399
Raito Kogyo Co. Ltd.	1,300	16,942
Raiznext Corp.	700	6,278
Rakus Co. Ltd.	400	4,924
Rakuten Group, Inc.	5,200	29,070
Recruit Holdings Co. Ltd.	3,500	126,680
Relia, Inc.	500	4,265

Relo Group, Inc.	700	11,506
Renesas Electronics Corp.(1)	3,300	38,543
Rengo Co. Ltd.	3,800	20,519
RENOVA, Inc.(1)	200	2,944
Resona Holdings, Inc.	25,784	96,935
Resorttrust, Inc.	2,100	34,802
Restar Holdings Corp.	500	7,940
Retail Partners Co. Ltd.	500	4,343
Ricoh Co. Ltd.	7,400	62,183
Ricoh Leasing Co. Ltd.	200	5,290
Riken Keiki Co. Ltd.	400	12,987
Riken Vitamin Co. Ltd.	500	6,267
Rinnai Corp.	300	20,594
Riso Kyoiku Co. Ltd.	1,600	4,231
Rohm Co. Ltd.	200	16,347
Rohto Pharmaceutical Co. Ltd.	1,600	40,964
Roland DG Corp.	300	7,191
Rorze Corp.	100	8,344
Round One Corp.	1,400	16,399
Ryobi Ltd.	100	848
Ryohin Keikaku Co. Ltd.	2,100	22,321
Ryosan Co. Ltd.	200	3,841
S Foods, Inc.	200	4,684
S-Pool, Inc.	1,600	15,127
Sakai Moving Service Co. Ltd.	100	3,378
Sakata INX Corp.(2)	900	6,397
Sakata Seed Corp.(2)	200	6,892
Sala Corp.	200	961
San-A Co. Ltd.	100	3,051
San-Ai Oil Co. Ltd.	700	5,197
San-In Godo Bank Ltd.	2,100	10,468
Sangetsu Corp.	300	3,569
Sanken Electric Co. Ltd.	600	25,288
Sanki Engineering Co. Ltd.	700	7,871
Sankyo Co. Ltd.	800	26,623
Sankyu, Inc.	500	14,965
Sanoh Industrial Co. Ltd.	100	497
Santen Pharmaceutical Co. Ltd.	2,800	22,580
Sanwa Holdings Corp.	3,200	30,658
Sanyo Chemical Industries Ltd.	100	3,590
Sanyo Denki Co. Ltd.	200	8,551
Sanyo Special Steel Co. Ltd.	800	13,026
Sapporo Holdings Ltd.	1,100	23,858
Sato Holdings Corp.	500	7,362
Sawai Group Holdings Co. Ltd.	500	14,750
SB Technology Corp.(2)	200	3,579
SBI Holdings, Inc.	4,000	81,145
SBS Holdings, Inc.	400	9,297
SCREEN Holdings Co. Ltd.	600	54,586
Scroll Corp.	1,200	7,854
SCSK Corp.	1,800	30,009
Secom Co. Ltd.	900	59,268
Sega Sammy Holdings, Inc.	500	9,270
Seibu Holdings, Inc.	500	5,217

Seikagaku Corp.	700	4,315
Seikitokyu Kogyo Co. Ltd.	200	1,249
Seiko Epson Corp.	4,900	82,030
Seiko Holdings Corp.	600	12,090
Seino Holdings Co. Ltd.	2,500	19,947
Seiren Co. Ltd.	400	6,309
Sekisui Chemical Co. Ltd.	4,900	70,090
Sekisui House Ltd.	2,500	44,419
Sekisui Jushi Corp.	100	1,301
Senko Group Holdings Co. Ltd.	2,200	14,404
Senshu Electric Co. Ltd.	200	8,321
Senshu Ikeda Holdings, Inc.	2,000	2,864
Septeni Holdings Co. Ltd.	1,000	4,259
Seria Co. Ltd.	300	5,305
Seven & i Holdings Co. Ltd.	3,100	129,788
Seven Bank Ltd.	14,000	26,437
SG Holdings Co. Ltd.	2,500	45,083
Sharp Corp.	3,900	31,734
Shibaura Electronics Co. Ltd.	400	18,149
Shibuya Corp.	100	1,798
SHIFT, Inc.(1)	100	15,363
Shiga Bank Ltd.	600	12,947
Shikoku Bank Ltd.	200	1,243
Shikoku Chemicals Corp.	100	974
Shikoku Electric Power Co., Inc.	900	5,413
Shimadzu Corp.	1,100	40,125
Shimamura Co. Ltd.	100	8,449
Shimano, Inc.	200	35,060
Shimizu Corp.	9,600	51,012
Shin Nippon Biomedical Laboratories Ltd.	600	7,675
Shin-Etsu Chemical Co. Ltd.	1,500	212,243
Shin-Etsu Polymer Co. Ltd.	200	1,719
Shinko Electric Industries Co. Ltd.	1,000	36,370
Shinmaywa Industries Ltd.	1,900	14,262
Shinnihon Corp.	200	1,149
Shinoken Group Co. Ltd.	100	771
Shinsei Bank Ltd.	1,000	14,985
Shionogi & Co. Ltd.	600	31,965
Ship Healthcare Holdings, Inc.	1,000	17,755
Shiseido Co. Ltd.	2,000	83,891
Shizuoka Bank Ltd.	4,700	27,630
Shoei Co. Ltd.	200	7,452
Showa Denko KK	1,700	32,873
Showa Sangyo Co. Ltd.	200	3,725
Siix Corp.(2)	300	2,471
Sinanen Holdings Co. Ltd.	200	5,416
Sinfonia Technology Co. Ltd.	300	3,158
Sinko Industries Ltd.	200	2,445
Sintokogio Ltd.	200	1,051
SKY Perfect JSAT Holdings, Inc.	2,800	10,079
Skylark Holdings Co. Ltd.(1)(2)	500	5,996
SMC Corp.	53	27,402
SMS Co. Ltd.	300	6,931
Snow Peak, Inc.(2)	400	8,461

Sodick Co. Ltd.	200	1,218
Softbank Corp.	9,300	107,142
SoftBank Group Corp.	5,900	244,373
Sohgo Security Services Co. Ltd.	700	19,318
Sojitz Corp.	4,540	71,995
Solasto Corp.	100	542
Sompo Holdings, Inc.	3,400	154,917
Sony Group Corp., ADR	5,027	472,890
Sotetsu Holdings, Inc.	600	10,362
Sparx Group Co. Ltd.	2,100	4,330
Square Enix Holdings Co. Ltd.	400	19,780
St. Marc Holdings Co. Ltd.	300	3,529
Stanley Electric Co. Ltd.	500	9,065
Star Micronics Co. Ltd.	500	6,524
Starts Corp., Inc.	1,000	18,876
Starzen Co. Ltd.	200	3,063
Stella Chemifa Corp.	200	3,951
Subaru Corp.	3,900	67,699
Sugi Holdings Co. Ltd.	600	25,061
SUMCO Corp.	3,700	59,621
Sumida Corp.(2)	700	4,500
Sumitomo Bakelite Co. Ltd.	500	16,781
Sumitomo Chemical Co. Ltd.	21,100	87,218
Sumitomo Corp.	9,200	131,634
Sumitomo Dainippon Pharma Co., Ltd.	800	6,846
Sumitomo Densetsu Co. Ltd.	100	1,811
Sumitomo Electric Industries Ltd.	5,600	62,025
Sumitomo Forestry Co. Ltd.	1,100	16,876
Sumitomo Heavy Industries Ltd.	1,900	44,790
Sumitomo Metal Mining Co. Ltd.	1,800	75,263
Sumitomo Mitsui Construction Co. Ltd.	300	1,015
Sumitomo Mitsui Financial Group, Inc., ADR(2)	33,370	203,557
Sumitomo Mitsui Trust Holdings, Inc.	2,300	69,566
Sumitomo Osaka Cement Co. Ltd.	600	14,920
Sumitomo Realty & Development Co. Ltd.	2,500	67,399
Sumitomo Rubber Industries Ltd.(2)	3,200	29,155
Sumitomo Seika Chemicals Co. Ltd.	200	4,503
Sumitomo Warehouse Co. Ltd.	1,300	21,629
Sun Frontier Fudousan Co. Ltd.	500	4,087
Sundrug Co. Ltd.	1,000	21,647
Suntory Beverage & Food Ltd.	1,300	48,750
Suruga Bank Ltd.	2,600	7,192
Suzuken Co. Ltd.	1,800	49,073
Suzuki Motor Corp.	1,800	53,306
SWCC Showa Holdings Co. Ltd.	200	2,699
Sysmex Corp.	600	40,165
Systena Corp.	2,000	6,473
Syuppin Co. Ltd.	600	6,763
T Hasegawa Co. Ltd.	200	3,833
T&D Holdings, Inc.	5,200	60,072
T-Gaia Corp.	100	1,268
Tadano Ltd.	2,200	16,145
Taihei Dengyo Kaisha Ltd.	100	2,129
Taiheiyo Cement Corp.	1,500	22,404

Taikisha Ltd.	200	4,697
Taisei Corp.	1,800	53,671
Taisho Pharmaceutical Holdings Co. Ltd.	400	15,418
Taiyo Holdings Co. Ltd.	600	15,172
Taiyo Yuden Co. Ltd.	1,200	48,920
Takamatsu Construction Group Co. Ltd.	100	1,604
Takara Bio, Inc.	1,000	14,147
Takara Holdings, Inc.	1,700	12,621
Takara Leben Co. Ltd.	1,500	3,852
Takara Standard Co. Ltd.	1,200	11,425
Takasago International Corp.	400	7,231
Takasago Thermal Engineering Co. Ltd.	600	7,219
Takashimaya Co. Ltd.	1,900	18,885
Takeda Pharmaceutical Co. Ltd., ADR(2)	3,998	57,611
Takuma Co. Ltd.	500	5,512
Tama Home Co. Ltd.(2)	500	9,183
Tamron Co. Ltd.	200	3,795
Tanseisha Co. Ltd.	800	5,082
Tatsuta Electric Wire and Cable Co. Ltd.	200	729
TBS Holdings, Inc.	600	7,884
TDK Corp.	3,800	130,507
TechMatrix Corp.	400	5,001
TechnoPro Holdings, Inc.(2)	700	16,050
Teijin Ltd.	3,100	31,882
Teikoku Electric Manufacturing Co. Ltd.	400	5,039
Teikoku Sen-I Co. Ltd.	200	2,398
Terumo Corp.	800	25,826
THK Co. Ltd.(2)	500	10,211
TIS, Inc.	1,800	46,938
TKC Corp.	200	5,221
Toa Corp. (Tokyo)	300	5,487
Toagosei Co. Ltd.(2)	1,300	10,318
Tobu Railway Co. Ltd.	2,000	44,850
TOC Co. Ltd.	200	957
Tocalo Co. Ltd.	1,600	16,911
Toda Corp.	4,500	23,608
Toho Bank Ltd.	3,300	5,114
Toho Co. Ltd.	300	11,824
Toho Gas Co. Ltd.	100	2,156
Toho Holdings Co. Ltd.	300	4,545
Toho Titanium Co. Ltd.	600	10,138
Toho Zinc Co. Ltd.	200	3,608
Tohoku Electric Power Co., Inc.	5,300	29,397
Tokai Carbon Co. Ltd.(2)	2,300	19,390
Tokai Corp/Gifu	200	2,640
TOKAI Holdings Corp.	2,800	19,108
Tokai Rika Co. Ltd.	500	5,428
Tokai Tokyo Financial Holdings, Inc.	1,400	4,035
Token Corp.	100	6,672
Tokio Marine Holdings, Inc.	3,600	209,459
Tokushu Tokai Paper Co. Ltd.	100	2,510
Tokuyama Corp.	1,700	22,084
Tokyo Century Corp.	500	16,786
Tokyo Electric Power Co. Holdings, Inc.(1)	21,200	79,162

Tokyo Electron Device Ltd.	200	8,673
Tokyo Electron Ltd.	600	275,030
Tokyo Gas Co. Ltd.	2,300	44,934
Tokyo Kiraboshi Financial Group, Inc.	500	7,356
Tokyo Ohka Kogyo Co. Ltd.	500	28,433
Tokyo Seimitsu Co. Ltd.	1,000	38,472
Tokyo Steel Manufacturing Co. Ltd.	1,600	18,668
Tokyo Tatemono Co. Ltd.	3,100	41,241
Tokyotokeiba Co. Ltd.(2)	200	5,749
Tokyu Construction Co. Ltd.	2,800	12,689
Tokyu Corp.	1,000	11,348
Tokyu Fudosan Holdings Corp.	5,600	28,893
TOMONY Holdings, Inc.	1,400	3,299
Tomy Co. Ltd.	1,400	13,963
Topcon Corp.	1,300	18,456
Toppan, Inc.	2,300	43,226
Topre Corp.	500	3,971
Toray Industries, Inc.	15,900	82,080
Toridoll Holdings Corp.	200	3,543
Torii Pharmaceutical Co. Ltd.	100	2,343
Tosei Corp.	500	4,359
Toshiba Corp.	300	13,414
Toshiba TEC Corp.	400	12,543
Tosoh Corp.	3,900	56,671
Totetsu Kogyo Co. Ltd.	300	5,037
TOTO Ltd.	500	16,841
Towa Bank Ltd.	200	786
Towa Corp.	500	7,127
Towa Pharmaceutical Co. Ltd.	600	11,170
Toyo Construction Co. Ltd.	700	4,523
Toyo Engineering Corp.(1)	1,000	4,793
Toyo Gosei Co. Ltd.	100	7,001
Toyo Ink SC Holdings Co. Ltd.	200	2,962
Toyo Kanetsu KK	200	4,296
Toyo Seikan Group Holdings Ltd.	2,600	27,737
Toyo Suisan Kaisha Ltd.	200	7,483
Toyo Tire Corp.	900	12,021
Toyobo Co. Ltd.	1,700	13,582
Toyoda Gosei Co. Ltd.	1,000	15,816
Toyota Boshoku Corp.	1,500	24,236
Toyota Industries Corp.	600	38,566
Toyota Motor Corp., ADR(2)	3,973	660,988
Toyota Tsusho Corp.	1,700	64,892
TPR Co. Ltd.	200	1,951
Trancom Co. Ltd.	100	4,992
Transcosmos, Inc.	200	5,363
TRE Holdings Corp.	868	15,066
Trend Micro, Inc.	1,400	82,307
Trusco Nakayama Corp.	900	12,817
TS Tech Co. Ltd.	600	6,102
Tsubakimoto Chain Co.	400	9,817
Tsugami Corp.	500	4,648
Tsukishima Kikai Co. Ltd.	500	3,615
Tsumura & Co.	200	4,558

Tsuruha Holdings, Inc.	200	10,890
TV Asahi Holdings Corp.	400	4,505
UACJ Corp.	500	8,556
Ube Industries Ltd.	2,200	33,911
Uchida Yoko Co. Ltd.	200	7,260
Ulvac, Inc.	700	29,490
Unicharm Corp.	700	24,018
Unipres Corp.	100	690
United Super Markets Holdings, Inc.	900	7,308
Universal Entertainment Corp.(1)	100	1,441
Ushio, Inc.	500	6,886
USS Co. Ltd.	2,300	41,835
UT Group Co. Ltd.	200	3,766
V Technology Co. Ltd.	200	4,507
Valor Holdings Co. Ltd.	1,200	17,320
Valqua Ltd.	400	8,519
ValueCommerce Co. Ltd.	200	4,896
Vector, Inc.	600	5,245
Vital KSK Holdings, Inc.	400	2,171
VT Holdings Co. Ltd.	1,600	5,686
Wacoal Holdings Corp.	200	3,092
Wacom Co. Ltd.	1,800	13,505
Wakita & Co. Ltd.	600	5,125
Welcia Holdings Co. Ltd.	400	8,052
West Japan Railway Co.	700	25,850
Xebio Holdings Co. Ltd.	800	5,356
YA-MAN Ltd.	600	5,608
Yahagi Construction Co. Ltd.	400	2,439
Yakult Honsha Co. Ltd.	700	38,522
YAKUODO Holdings Co. Ltd.	200	3,061
YAMABIKO Corp.	500	4,589
Yamada Holdings Co. Ltd.	13,100	46,253
Yamaguchi Financial Group, Inc.	2,800	15,784
Yamaha Corp.	500	20,561
Yamaha Motor Co. Ltd.	3,200	64,757
Yamaichi Electronics Co. Ltd.	1,000	14,525
Yamato Corp.	200	1,172
Yamato Holdings Co. Ltd.	1,600	27,672
Yamato Kogyo Co. Ltd.	200	6,664
Yamazaki Baking Co. Ltd.	1,500	17,462
Yamazen Corp.	1,900	13,899
Yaoko Co. Ltd.	300	15,004
Yaskawa Electric Corp.	500	17,333
Yellow Hat Ltd.	500	6,263
Yodogawa Steel Works Ltd.	200	3,498
Yokogawa Bridge Holdings Corp.	500	7,476
Yokogawa Electric Corp.	1,200	21,476
Yokohama Rubber Co. Ltd.	2,700	34,643
Yokorei Co. Ltd.	700	4,572
Yonex Co. Ltd.	2,000	16,822
Yotai Refractories Co. Ltd.	200	2,405
Yuasa Trading Co. Ltd.	400	9,929
Yurtec Corp.	200	1,057
Z Holdings Corp.	7,600	25,053

Zenkoku Hosho Co. Ltd.	1,100	36,509
Zenrin Co. Ltd.	600	4,245
Zensho Holdings Co. Ltd.	1,100	25,373
Zeon Corp.	2,700	28,585
ZERIA Pharmaceutical Co. Ltd.	200	3,082
ZOZO, Inc.	400	8,490
		24,561,968
Netherlands — 3.4%
Aalberts NV	850	42,116
ABN AMRO Bank NV, CVA(2)	6,538	76,340
Accell Group NV(1)(2)	226	12,549
Adyen NV(1)	88	136,283
Aegon NV, NY Shares(2)	35,879	192,670
AerCap Holdings NV(1)	3,662	181,049
Akzo Nobel NV	1,540	134,045
AMG Advanced Metallurgical Group NV	1,241	45,552
Arcadis NV	924	36,602
ASM International NV	251	77,825
ASML Holding NV, NY Shares	1,677	966,438
ASR Nederland NV	3,494	159,091
B&S Group Sarl	176	1,062
BE Semiconductor Industries NV	854	52,219
Boskalis Westminster	1,596	55,594
Brunel International NV	841	9,824
Coca-Cola Europacific Partners PLC	1,390	73,851
Constellium SE(1)	392	6,621
Flow Traders	1,075	33,733
ForFarmers NV	632	2,019
Fugro NV(1)	3,473	51,888
Heijmans NV, CVA	494	6,381
Heineken Holding NV	291	23,020
Heineken NV	866	87,079
IMCD NV	207	30,957
ING Groep NV, ADR(2)	24,450	276,774
InPost SA(1)(2)	415	2,833
JDE Peet's NV	1,718	50,275
Just Eat Takeaway.com NV(1)	1,120	24,925
Kendrion NV	45	864
Koninklijke Ahold Delhaize NV	10,768	296,931
Koninklijke BAM Groep NV(1)	11,769	33,724
Koninklijke DSM NV	751	126,469
Koninklijke KPN NV	54,325	197,741
Koninklijke Philips NV, NY Shares	1,795	46,544
Koninklijke Vopak NV	1,453	41,615
Nedap NV	19	1,222
NN Group NV	3,179	157,556
OCI NV(1)	1,516	53,232
Pharming Group NV(1)	6,312	5,193
PostNL NV(2)	12,882	43,834
Prosus NV(1)	1,877	97,040
Randstad NV	837	47,093
SBM Offshore NV	1,193	19,334
SIF Holding NV(2)	255	2,859
Signify NV	428	17,066

Sligro Food Group NV(1)	705	15,057
TKH Group NV(2)	995	48,387
Universal Music Group NV	1,205	26,939
Van Lanschot Kempen NV	419	11,006
Wolters Kluwer NV	401	39,567
		4,178,888
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)(2)	7,181	24,217
Air New Zealand Ltd.(1)	28,413	11,815
Arvida Group Ltd.	960	993
Auckland International Airport Ltd.(1)	7,581	36,860
Chorus Ltd.	6,898	32,022
Contact Energy Ltd.	8,525	41,320
Fisher & Paykel Healthcare Corp. Ltd.	1,195	16,310
Fletcher Building Ltd.	5,977	21,068
Genesis Energy Ltd.	6,539	11,284
Hallenstein Glasson Holdings Ltd.	237	881
Infratil Ltd.	2,076	10,465
KMD Brands Ltd.	10,227	8,053
Mercury NZ Ltd.	1,963	7,025
Meridian Energy Ltd.	2,645	8,087
NZX Ltd.	2,074	1,729
Oceania Healthcare Ltd.	10,328	6,926
Pushpay Holdings Ltd.(1)	6,208	5,888
Ryman Healthcare Ltd.(2)	830	5,399
Sanford Ltd.(1)	585	1,617
Scales Corp. Ltd.	162	482
SKYCITY Entertainment Group Ltd.	8,801	15,023
Spark New Zealand Ltd.	12,261	38,781
Summerset Group Holdings Ltd.	3,170	21,838
Synlait Milk Ltd.(1)(2)	167	367
		328,450
Norway — 0.9%
ABG Sundal Collier Holding ASA	7,195	5,401
Adevinta ASA(1)	508	4,255
Aker BP ASA	913	39,334
Atea ASA(1)	431	5,051
Austevoll Seafood ASA	1,103	14,837
Bakkafrost P/F	34	2,264
Bonheur ASA	230	9,434
Borr Drilling Ltd.(1)	3,895	22,037
Borregaard ASA	682	13,415
Bouvet ASA	260	1,763
BW Energy Ltd.(1)	49	149
BW LPG Ltd.	1,378	11,348
BW Offshore Ltd.	1,603	5,965
Crayon Group Holding ASA(1)	407	6,285
DNB Bank ASA	3,804	77,146
DNO ASA	9,858	18,064
Entra ASA	613	9,747
Equinor ASA, ADR	5,111	192,480
Europris ASA	1,242	6,394
Fjordkraft Holding ASA	637	1,628
FLEX LNG Ltd.	624	17,079

Frontline Ltd.(1)(2)	857	8,296
Gjensidige Forsikring ASA	310	6,773
Golden Ocean Group Ltd.	2,772	41,529
Grieg Seafood ASA(1)	515	7,674
Kahoot! ASA(1)(2)	1,016	3,031
Kitron ASA(2)	2,712	5,475
Kongsberg Automotive ASA(1)(2)	17,100	5,011
Kongsberg Gruppen ASA	668	23,894
Leroy Seafood Group ASA	712	5,597
Mowi ASA(2)	1,442	37,639
MPC Container Ships AS	6,362	17,936
Nordic Semiconductor ASA(1)	634	12,468
Norsk Hydro ASA	6,378	51,179
Norske Skog ASA(1)	1,236	7,810
Norwegian Energy Co. ASA(1)	674	26,949
Nykode Therapeutics AS(1)	2,710	9,874
Odfjell Drilling Ltd.(1)	3,213	9,318
Odfjell Technology Ltd.(1)	535	1,575
Orkla ASA	3,095	24,358
Panoro Energy ASA(1)	3,234	10,954
PGS ASA(1)(2)	8,947	5,459
Protector Forsikring ASA	851	9,634
Salmar ASA	167	12,378
Scatec ASA	510	5,187
Schibsted ASA, B Shares	235	4,347
Schibsted ASA, Class A(2)	204	4,318
SpareBank 1 Nord Norge	1,780	17,687
Sparebank 1 Oestlandet	512	7,398
SpareBank 1 SMN	1,594	21,641
SpareBank 1 SR-Bank ASA	2,340	29,870
Sparebanken More	150	1,263
Sparebanken Vest	955	10,119
Stolt-Nielsen Ltd.	590	10,931
Storebrand ASA	3,174	28,508
Subsea 7 SA	2,413	24,977
Telenor ASA	1,943	26,829
TGS ASA	1,885	31,094
TOMRA Systems ASA	876	17,869
Veidekke ASA	669	7,159
Wallenius Wilhelmsen ASA	2,050	14,737
Yara International ASA	1,125	58,330
		1,131,151
Portugal — 0.2%
Altri SGPS SA	2,306	14,991
Banco Comercial Portugues SA, R Shares(1)	177,737	36,534
Corticeira Amorim SGPS SA	399	4,494
CTT-Correios de Portugal SA	1,350	5,422
EDP - Energias de Portugal SA	11,686	58,553
EDP Renovaveis SA	452	11,058
Galp Energia SGPS SA	4,926	64,315
Greenvolt-Energias Renovaveis SA(1)	590	4,635
Jeronimo Martins SGPS SA	1,167	23,857
NOS SGPS SA	4,490	19,069
REN - Redes Energeticas Nacionais SGPS SA	6,650	20,596

Sonae SGPS SA	23,224	27,532
		291,056
Singapore — 1.3%
Ascendas India Trust	17,800	14,785
Bumitama Agri Ltd.	8,900	4,701
Capitaland Investment Ltd.	15,400	44,295
Chip Eng Seng Corp. Ltd.	900	282
City Developments Ltd.	5,200	31,288
ComfortDelGro Corp. Ltd.	25,800	27,003
DBS Group Holdings Ltd.	9,252	208,588
Far East Orchard Ltd.	3,900	3,114
First Resources Ltd.	11,900	16,835
Frencken Group Ltd.(2)	6,300	5,396
Fu Yu Corp. Ltd.	17,800	3,438
Geo Energy Resources Ltd.	28,300	8,570
Golden Agri-Resources Ltd.	182,400	37,841
Grab Holdings Ltd., Class A(1)	2,163	5,754
Haw Par Corp. Ltd.	1,400	11,958
Hong Fok Corp. Ltd.(2)	15,800	10,919
Hour Glass Ltd.	1,700	2,941
Hutchison Port Holdings Trust, U Shares	134,300	32,128
iFAST Corp. Ltd.(2)	2,000	7,089
Japfa Ltd.	10,400	4,614
Jardine Cycle & Carriage Ltd.	500	10,689
Keppel Corp. Ltd.	9,400	47,058
Keppel Infrastructure Trust	46,100	18,991
Mandarin Oriental International Ltd.(1)	3,400	6,976
NetLink NBN Trust	19,400	13,729
Olam Group Ltd.	11,500	12,843
Oversea-Chinese Banking Corp. Ltd.	25,524	220,195
QAF Ltd.	5,200	3,163
Raffles Medical Group Ltd.	19,100	16,419
Riverstone Holdings Ltd.	13,900	7,449
SATS Ltd.(1)	2,200	7,000
Sea Ltd., ADR(1)	571	47,199
Sembcorp Industries Ltd.	8,900	18,480
Sheng Siong Group Ltd.	5,700	6,360
SIA Engineering Co. Ltd.(1)	2,500	4,564
Singapore Airlines Ltd.(1)(2)	14,600	58,853
Singapore Exchange Ltd.	8,600	59,623
Singapore Post Ltd.	25,700	12,628
Singapore Technologies Engineering Ltd.	12,900	38,659
Singapore Telecommunications Ltd.	53,600	101,022
StarHub Ltd.	4,500	4,069
United Overseas Bank Ltd.	9,200	197,154
UOL Group Ltd.	6,600	35,775
Venture Corp. Ltd.	2,600	33,857
Wilmar International Ltd.	19,400	59,023
Wing Tai Holdings Ltd.	4,300	5,576
Yangzijiang Financial Holding Ltd.(1)	45,600	16,642
Yangzijiang Shipbuilding Holdings Ltd.	62,400	42,032
Yanlord Land Group Ltd.	14,700	11,973
		1,599,540
Spain — 2.2%
Acciona SA	265	51,102

Acerinox SA	2,455	31,852
ACS Actividades de Construccion y Servicios SA(2)	1,927	54,641
Aena SME SA(1)	182	27,766
Almirall SA	764	8,509
Amadeus IT Group SA(1)	1,148	71,433
Applus Services SA	1,497	11,263
Atresmedia Corp. de Medios de Comunicacion SA	1,279	5,353
Banco Bilbao Vizcaya Argentaria SA, ADR	27,319	149,435
Banco de Sabadell SA	96,960	86,967
Banco Santander SA, ADR	77,783	249,683
Bankinter SA	7,173	45,610
CaixaBank SA	26,387	95,512
Cellnex Telecom SA	1,167	52,666
Cia de Distribucion Integral Logista Holdings SA	542	10,486
CIE Automotive SA	454	11,595
Construcciones y Auxiliar de Ferrocarriles SA	289	9,180
Ebro Foods SA(2)	526	9,326
Enagas SA	4,377	100,213
Ence Energia y Celulosa SA	1,443	5,546
Endesa SA	3,527	78,136
Ercros SA(1)	385	1,389
Faes Farma SA	2,981	12,839
Ferrovial SA	20	516
Ferrovial SA (Madrid)	1,742	44,929
Fluidra SA(2)	584	15,463
Fomento de Construcciones y Contratas SA	484	5,845
Gestamp Automocion SA	6,053	23,763
Global Dominion Access SA	1,242	5,486
Grifols SA(2)	808	17,005
Grupo Catalana Occidente SA	464	14,493
Iberdrola SA	29,062	344,341
Indra Sistemas SA(1)	855	9,322
Industria de Diseno Textil SA	2,325	56,044
Laboratorios Farmaceuticos Rovi SA	220	14,762
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(2)	2,702	3,797
Mapfre SA(2)	11,653	21,641
Mediaset Espana Comunicacion SA(1)	2,011	8,764
Melia Hotels International SA(1)	1,566	12,527
Miquel y Costas & Miquel SA	78	1,052
Naturgy Energy Group SA(2)	2,010	60,740
Neinor Homes SA(1)(2)	540	6,469
Obrascon Huarte Lain SA(1)	23,193	18,478
Prosegur Cash SA(2)	3,818	2,971
Prosegur Cia de Seguridad SA	2,790	5,634
Red Electrica Corp. SA	4,608	95,475
Repsol SA	21,429	343,857
Sacyr SA	11,530	32,737
Siemens Gamesa Renewable Energy SA(1)	615	11,924
Solaria Energia y Medio Ambiente SA(1)	1,101	25,658
Talgo SA	6	26
Talgo SA (Madrid)	319	1,312
Telefonica SA, ADR	43,768	232,846
Unicaja Banco SA	20,803	20,776
Viscofan SA(2)	433	23,293
		2,662,448

Sweden — 3.5%
AAK AB	1,407	24,158
AcadeMedia AB	673	3,431
AddTech AB, B Shares	1,286	21,746
Africa Oil Corp.(2)	2,600	5,488
AFRY AB	464	7,472
Alfa Laval AB	1,710	46,245
Alimak Group AB	274	2,466
Ambea AB	451	2,183
Annehem Fastigheter AB, B Shares(1)	151	425
Arjo AB, B Shares	2,424	17,099
Assa Abloy AB, B Shares	2,571	63,378
Atlas Copco AB, A Shares	9,728	109,174
Atlas Copco AB, B Shares	5,652	54,728
Atlas Copco AB, Class A(1)	2,432	1,987
Atlas Copco AB, Class B(1)	1,413	1,155
Atrium Ljungberg AB, B Shares	320	5,386
Avanza Bank Holding AB	2,022	48,715
Axfood AB	923	27,098
Axfood AB BTA(1)(2)	30	879
Beijer Alma AB	479	9,741
Beijer Ref AB	2,350	37,403
Better Collective A/S(1)	287	4,371
Bilia AB, A Shares	1,889	28,791
BillerudKorsnas AB(2)	2,133	28,813
BioArctic AB(1)	99	780
BioGaia AB, B Shares	590	5,825
Biotage AB	900	18,356
Boliden AB	3,817	160,626
Bonava AB, B Shares	824	3,389
Bravida Holding AB	855	8,239
Bure Equity AB	775	20,734
Byggmax Group AB	1,186	7,736
Castellum AB(2)	2,378	46,244
Catena AB	510	22,379
Catena Media PLC(1)(2)	1,233	5,388
Cibus Nordic Real Estate AB	949	21,156
Clas Ohlson AB, B Shares	1,811	22,183
Cloetta AB, B Shares	5,697	12,635
Coor Service Management Holding AB	784	6,926
Corem Property Group AB, B Shares	6,921	13,818
Dios Fastigheter AB	1,235	11,213
Electrolux AB, Class B	3,258	50,658
Electrolux Professional AB, B Shares	3,519	22,338
Elekta AB, B Shares	3,154	24,576
Embracer Group AB(1)(2)	4,233	38,512
Eolus Vind AB, B Shares	472	4,692
Epiroc AB, A Shares	4,876	94,550
Epiroc AB, B Shares	2,925	49,203
EQT AB	716	21,015
Essity AB, B Shares	2,321	60,965
Evolution AB	379	39,727
Fabege AB	3,431	44,145
Fastighets AB Balder, B Shares(1)	4,260	30,825

Fingerprint Cards AB, B Shares(1)(2)	1,176	1,350
Fortnox AB	3,740	22,134
G5 Entertainment AB(2)	124	3,440
GARO AB	383	5,704
Getinge AB, B Shares	1,746	50,671
Granges AB	1,135	10,257
H & M Hennes & Mauritz AB, B Shares(2)	6,612	91,265
Hexagon AB, B Shares(2)	6,276	76,575
Hexatronic Group AB	584	26,567
Hexpol AB	1,841	17,369
HMS Networks AB	331	14,056
Hoist Finance AB(1)(2)	1,730	5,803
Holmen AB, B Shares	523	26,904
Hufvudstaden AB, A Shares	917	12,589
Husqvarna AB, B Shares(2)	5,584	50,392
Industrivarden AB, A Shares	1,066	27,651
Indutrade AB	1,857	41,983
Intrum AB	284	6,474
Investment AB Latour, B Shares	184	4,520
INVISIO AB	463	7,428
Inwido AB	628	8,563
JM AB	1,250	27,636
Karo Pharma AB(1)(2)	252	1,497
Kopparbergs Bryggeri AB, B Shares	454	7,811
Lifco AB, B Shares	1,571	32,382
Lime Technologies AB	93	2,759
Lindab International AB	778	15,078
Loomis AB	1,390	35,181
Lundin Energy AB	591	28,360
Maha Energy AB(1)	2,600	5,666
Mekonomen AB	513	6,110
Millicom International Cellular SA, SDR(1)(2)	1,000	16,643
MIPS AB	249	16,614
Munters Group AB	204	1,336
Mycronic AB	817	15,243
NCC AB, B Shares	1,971	24,767
New Wave Group AB, B Shares	885	14,420
Nibe Industrier AB, B Shares	4,052	35,373
Nobia AB	1,165	3,953
Nolato AB, B Shares	2,030	12,901
Nordea Bank Abp	19,259	196,035
Nordic Waterproofing Holding AB	311	5,389
Nordnet AB publ	1,513	24,621
NP3 Fastigheter AB	89	2,472
Nyfosa AB	1,109	12,986
Pandox AB(1)	1,148	15,774
Paradox Interactive AB(2)	1,018	19,078
Peab AB, Class B	4,080	30,825
Platzer Fastigheter Holding AB, B Shares	531	5,156
Proact IT Group AB	345	2,567
Ratos AB, B Shares	1,684	9,230
RaySearch Laboratories AB(1)	89	610
Rejlers AB	199	2,758
Resurs Holding AB	1,899	5,165

Saab AB, B Shares	1,378	58,627
Sagax AB, B Shares	507	13,831
Samhallsbyggnadsbolaget i Norden AB(2)	6,754	18,833
Sandvik AB	5,608	115,277
Scandi Standard AB(1)	736	3,125
Scandic Hotels Group AB(1)(2)	3,942	16,208
Sectra AB, B Shares(1)	1,153	16,855
Securitas AB, B Shares	1,129	12,054
Sinch AB(1)(2)	1,121	5,427
Skandinaviska Enskilda Banken AB, A Shares	7,803	86,301
Skanska AB, B Shares	5,643	97,466
SKF AB, B Shares(2)	4,516	79,992
SkiStar AB	525	8,638
Solid Forsakring AB(1)	189	828
Spotify Technology SA(1)	155	17,479
SSAB AB, A Shares	4,621	28,554
SSAB AB, B Shares	8,714	50,262
Stillfront Group AB(1)	2,051	5,244
Svenska Cellulosa AB SCA, B Shares	4,754	86,290
Svenska Handelsbanken AB, A Shares	10,754	105,980
Sweco AB, B Shares(2)	1,505	17,847
Swedbank AB, A Shares	6,945	104,854
Swedish Orphan Biovitrum AB(1)	1,017	21,281
Tele2 AB, B Shares	3,112	38,059
Telefonaktiebolaget LM Ericsson, ADR	20,538	165,947
Telia Co. AB	24,488	100,412
Tethys Oil AB	639	5,507
TF Bank AB	201	3,161
Thule Group AB(2)	941	31,561
Transtema Group AB(1)	1,003	2,977
Trelleborg AB, B Shares	3,882	90,652
Troax Group AB	724	17,103
Viaplay Group AB, B Shares(1)	422	13,440
Vitec Software Group AB, B Shares	386	20,632
Vitrolife AB	318	9,425
Volvo AB, B Shares	7,444	130,560
Volvo AB, A Shares	1,259	23,074
Wallenstam AB, B Shares	1,114	6,130
Wihlborgs Fastigheter AB	4,412	37,371
		4,236,520
Switzerland — 8.2%
ABB Ltd., ADR	5,171	160,146
Adecco Group AG	1,843	71,846
Alcon, Inc.	2,241	168,166
Allreal Holding AG	221	40,470
ALSO Holding AG(1)	84	17,290
ams-OSRAM AG(1)	2,550	31,331
Arbonia AG	1,126	17,540
Ascom Holding AG(2)	361	2,902
Autoneum Holding AG	85	11,091
Bachem Holding AG, Class B	180	14,148
Baloise Holding AG	767	130,573
Banque Cantonale Vaudoise(2)	432	33,976
Barry Callebaut AG	42	92,235

Belimo Holding AG	195	78,092
Bell Food Group AG	17	4,459
Bellevue Group AG	89	3,388
BKW AG	65	7,410
Bobst Group SA	202	15,549
Bucher Industries AG	127	47,288
Burckhardt Compression Holding AG	97	49,024
Burkhalter Holding AG	46	4,014
Bystronic AG	14	11,484
Cembra Money Bank AG	491	34,412
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	6	60,359
Cie Financiere Richemont SA, Class A	2,801	311,724
Clariant AG(1)	3,245	62,197
Coltene Holding AG(1)	73	7,153
Comet Holding AG	138	27,063
COSMO Pharmaceuticals NV(1)	51	2,798
Credit Suisse Group AG, ADR(2)	22,786	160,641
Daetwyler Holding AG	76	18,486
DKSH Holding AG	629	52,574
dormakaba Holding AG	51	24,752
Dufry AG(1)	1,184	49,120
EFG International AG(1)	2,307	16,983
Emmi AG	40	37,944
EMS-Chemie Holding AG	48	41,204
Flughafen Zurich AG(1)	162	27,428
Forbo Holding AG	18	25,842
Fundamenta Real Estate AG(1)	318	6,069
Galenica AG	548	41,068
GAM Holding AG(1)	1,797	1,949
Geberit AG	217	119,154
Georg Fischer AG	1,260	71,052
Givaudan SA	14	51,500
Gurit Holding AG(2)	60	6,719
Helvetia Holding AG	514	63,420
Holcim AG	4,322	214,292
Huber + Suhner AG	289	25,126
Idorsia Ltd.(1)(2)	580	9,642
Implenia AG(1)	101	2,257
Ina Invest Holding AG(1)	20	397
Inficon Holding AG	27	23,733
Interroll Holding AG	11	32,495
Intershop Holding AG	7	4,871
Julius Baer Group Ltd.	2,318	119,714
Kardex Holding AG	96	17,539
Komax Holding AG	34	9,483
Kuehne + Nagel International AG	517	136,719
Landis+Gyr Group AG(1)	181	10,567
LEM Holding SA	6	11,088
Leonteq AG	202	12,432
Liechtensteinische Landesbank AG	79	4,368
Logitech International SA	3,095	189,321
Lonza Group AG	125	75,363
Medacta Group SA	105	12,101
Medartis Holding AG(1)	54	5,572

Metall Zug AG, B Shares	4	8,208
Mobilezone Holding AG	1,460	23,614
Mobimo Holding AG(2)	75	19,809
Nestle SA	7,366	900,989
Novartis AG, ADR	15,243	1,386,198
OC Oerlikon Corp. AG	2,162	16,390
Orior AG	174	14,817
Partners Group Holding AG	192	206,588
Peach Property Group AG(1)	168	8,414
PolyPeptide Group AG(1)	196	15,421
PSP Swiss Property AG	654	77,937
Rieter Holding AG	59	7,732
Roche Holding AG	3,488	1,188,679
Roche Holding AG, Bearer Shares	148	57,849
Schindler Holding AG	149	29,900
Schindler Holding AG, Bearer Participation Certificate	301	61,927
Schweiter Technologies AG	10	10,111
Schweizerische Nationalbank	2	14,615
Sensirion Holding AG(1)	193	18,902
SFS Group AG	301	34,165
SGS SA	43	106,920
Siegfried Holding AG(1)	35	23,693
SIG Group AG(1)	1,594	34,837
Sika AG	252	69,952
Softwareone Holding AG(1)(2)	836	11,165
Sonova Holding AG	123	43,582
St Galler Kantonalbank AG	62	29,008
Stadler Rail AG(2)	1,026	36,728
Straumann Holding AG	670	85,476
Sulzer AG(2)	326	23,027
Swatch Group AG	374	18,221
Swatch Group AG, Bearer Shares	250	64,370
Swiss Life Holding AG	425	240,990
Swiss Prime Site AG(1)	866	87,203
Swiss Re AG	2,520	207,809
Swisscom AG	436	257,839
Swissquote Group Holding SA	270	33,465
Tecan Group AG	146	47,370
Temenos AG	442	42,944
TX Group AG	61	8,018
u-blox Holding AG(1)	60	5,679
UBS Group AG(1)(2)	29,396	554,703
V-ZUG Holding AG(1)	38	3,894
Valiant Holding AG	325	29,726
Valora Holding AG	44	7,535
VAT Group AG	94	27,983
Vetropack Holding AG	50	2,082
Vifor Pharma AG(1)	318	55,551
Vontobel Holding AG	557	43,385
VP Bank AG	24	2,305
VZ Holding AG	197	14,933
Ypsomed Holding AG	8	1,211
Zehnder Group AG	116	8,475
Zurich Insurance Group AG	932	426,832
		10,010,289

United Kingdom — 14.0%
3i Group PLC	11,166	178,567
abrdn PLC	11,000	27,019
Admiral Group PLC	1,789	50,087
AG Barr PLC	685	4,609
Airtel Africa PLC	9,146	17,737
AJ Bell PLC	2,395	8,663
Alpha FX Group PLC	573	14,945
Anglo American PLC	13,367	658,506
Anglo Pacific Group PLC	2,939	5,770
Antofagasta PLC	4,750	88,664
Ashmore Group PLC	2,920	9,100
Ashtead Group PLC	3,206	167,985
ASOS PLC(1)	317	6,223
Associated British Foods PLC	2,413	52,512
Aston Martin Lagonda Global Holdings PLC(1)(2)	795	7,193
AstraZeneca PLC, ADR	8,684	577,312
Atalaya Mining PLC	1,621	7,889
Auto Trader Group PLC	6,808	50,646
Avast PLC	411	2,514
Avation PLC(1)	285	284
AVEVA Group PLC	241	6,923
Aviva PLC(1)	21,776	118,007
B&M European Value Retail SA	9,160	44,960
Babcock International Group PLC(1)	2,270	9,655
BAE Systems PLC	26,318	251,025
Balfour Beatty PLC	6,613	21,659
Bank of Georgia Group PLC	924	18,675
Barclays PLC, ADR(2)	36,784	319,285
Barratt Developments PLC	12,137	77,217
Beazley PLC	7,261	44,488
Bellway PLC	1,639	48,192
Berkeley Group Holdings PLC(1)	1,710	90,563
Biffa PLC	4,089	16,586
Bioventix PLC	97	4,491
Bloomsbury Publishing PLC	1,593	8,249
Bodycote PLC	2,068	16,914
BP PLC, ADR	25,808	835,405
Breedon Group PLC	17,773	15,799
Brewin Dolphin Holdings PLC	5,938	38,210
Britvic PLC	4,664	48,397
BT Group PLC	116,898	275,528
Bunzl PLC	1,282	44,693
Burberry Group PLC	5,752	124,099
Burford Capital Ltd.	2,226	19,768
Bytes Technology Group PLC	4,598	27,107
Capricorn Energy PLC(1)	12,461	30,964
Carnival PLC, ADR(1)	380	4,887
Centamin PLC	26,895	27,306
Central Asia Metals PLC	6,765	22,048
Centrica PLC(1)	110,918	110,669
Cerillion PLC	701	7,733
Chemring Group PLC	1,059	4,714
Chesnara PLC	3,157	11,740

Clarkson PLC	447	17,519
Close Brothers Group PLC	3,281	45,276
CMC Markets PLC	1,424	5,677
Coats Group PLC	32,332	28,329
Coca-Cola HBC AG	1,384	30,491
Compass Group PLC	4,975	111,521
Computacenter PLC	1,231	39,372
ContourGlobal PLC	2,246	7,155
ConvaTec Group PLC	3,280	8,928
Countryside Partnerships PLC(1)	390	1,363
Cranswick PLC	561	21,537
Crest Nicholson Holdings PLC	4,562	14,985
Croda International PLC	419	36,484
CVS Group PLC	810	18,311
DCC PLC	810	57,271
De La Rue PLC(1)(2)	2,261	2,710
Dechra Pharmaceuticals PLC	30	1,375
Devro PLC	2,672	6,918
Diageo PLC, ADR	1,898	354,869
Direct Line Insurance Group PLC	20,073	65,090
Diversified Energy Co. PLC	6,380	9,910
Domino's Pizza Group PLC	1,387	5,883
Dr. Martens PLC	5,887	16,032
Drax Group PLC	7,925	67,236
DS Smith PLC	6,534	25,245
Dunelm Group PLC	1,681	18,619
easyJet PLC(1)	1,160	7,573
EMIS Group PLC	656	10,743
EnQuest PLC(1)	45,716	17,124
Ergomed PLC(1)	532	7,391
Essentra PLC	981	3,931
Experian PLC	3,307	110,626
Ferguson PLC	1,539	185,067
Ferrexpo PLC	4,115	9,091
Firstgroup PLC(1)(2)	13,876	23,934
Forterra PLC	5,370	18,633
Frasers Group PLC(1)	4,573	39,817
Fresnillo PLC	497	4,843
Frontier Developments PLC(1)(2)	65	1,028
Games Workshop Group PLC	365	33,813
Gamma Communications PLC	370	5,612
Gateley Holdings PLC	451	1,227
Genel Energy PLC	8,674	17,255
Genus PLC	152	5,290
Georgia Capital PLC(1)	584	4,807
Glencore PLC(1)	90,184	594,816
Go-Ahead Group PLC(1)	2,145	27,488
Golar LNG Ltd.(1)	1,158	29,332
Grafton Group PLC	4,069	48,054
Grainger PLC	4,141	16,140
Greggs PLC	1,975	56,244
GSK PLC, ADR	11,743	515,518
Gulf Keystone Petroleum Ltd.	636	2,214
Halfords Group PLC	3,874	10,951

Halma PLC	1,280	35,968
Harbour Energy PLC	8,634	41,560
Hargreaves Lansdown PLC	3,944	42,541
Hays PLC	11,502	17,765
Headlam Group PLC	1,141	4,608
Helical PLC	1,145	6,195
Helios Towers PLC(1)	11,166	15,998
Hikma Pharmaceuticals PLC	744	15,916
Hill & Smith Holdings PLC	879	15,472
Hiscox Ltd.	2,060	23,971
Hochschild Mining PLC	4,168	5,780
HomeServe PLC	887	12,983
Hotel Chocolat Group PLC(1)	183	763
Howden Joinery Group PLC	7,466	64,214
HSBC Holdings PLC, ADR(2)	19,221	643,135
Hunting PLC	2,569	10,749
Hurricane Energy PLC(1)	154,073	15,283
Ibstock PLC	6,036	14,144
IG Group Holdings PLC	6,750	60,798
IMI PLC	2,241	39,857
Impax Asset Management Group PLC	1,397	14,282
Inchcape PLC	5,005	45,863
Indivior PLC(1)	20,084	83,768
Informa PLC(1)	300	2,062
InterContinental Hotels Group PLC	551	34,282
Intermediate Capital Group PLC	3,734	74,135
International Personal Finance PLC	4,374	4,564
Intertek Group PLC	1,307	76,354
Investec PLC	9,925	60,217
IP Group PLC	14,801	16,218
ITV PLC	28,359	25,136
IWG PLC(1)	7,707	24,386
J D Wetherspoon PLC(1)	378	3,564
J Sainsbury PLC	20,840	59,942
Jadestone Energy PLC	2,676	3,675
JD Sports Fashion PLC	25,759	39,797
JET2 PLC(1)	1,045	15,384
Johnson Matthey PLC	2,250	59,796
Jubilee Metals Group PLC(1)	28,078	5,332
Judges Scientific PLC	96	9,694
Jupiter Fund Management PLC	7,591	17,080
Just Group PLC	13,695	14,069
Kainos Group PLC	1,078	17,128
Kape Technologies PLC(1)	1,411	6,048
Keller Group PLC	1,301	12,765
Kingfisher PLC	17,026	56,544
Knights Group Holdings PLC	237	373
Lancashire Holdings Ltd.	652	3,259
Legal & General Group PLC	62,397	204,278
Liberty Global PLC, Class A(1)	1,044	25,390
Liberty Global PLC, Class C(1)	2,576	65,456
Liontrust Asset Management PLC	689	9,695
Lloyds Banking Group PLC, ADR	145,662	327,740
London Stock Exchange Group PLC	795	74,184

Lookers PLC	1,152	1,015
Luxfer Holdings PLC	635	10,605
M&G PLC	23,519	64,042
Man Group PLC	22,960	74,069
Marks & Spencer Group PLC(1)	31,253	58,848
Marshalls PLC	1,809	12,202
Marston's PLC(1)	6,983	4,792
McBride PLC(1)	3,696	1,496
Mediclinic International PLC(1)	6,963	34,116
Meggitt PLC(1)	3,447	33,667
Micro Focus International PLC, ADR(2)	162	761
Mitchells & Butlers PLC(1)(2)	2,602	6,801
Mitie Group PLC	15,699	11,146
Molten Ventures PLC(1)	2,262	15,242
Mondi PLC	4,815	93,603
Moneysupermarket.com Group PLC	4,312	10,138
Morgan Advanced Materials PLC	3,279	13,233
Morgan Sindall Group PLC	493	12,953
Mortgage Advice Bureau Holdings Ltd.	524	6,731
Motorpoint group PLC(1)	72	208
Naked Wines PLC(1)(2)	964	4,481
National Grid PLC, ADR	5,120	380,826
Natwest Group PLC, ADR(2)	26,118	152,529
Network International Holdings PLC(1)	1,147	3,141
Next PLC	1,513	123,689
Ninety One PLC	11,109	31,526
Norcros PLC	2,404	7,179
Ocado Group PLC(1)	886	10,403
OSB Group PLC	2,623	17,159
Pagegroup PLC	4,975	28,734
Pan African Resources PLC	35,963	9,124
Paragon Banking Group PLC	3,792	23,501
Pearson PLC, ADR	3,605	34,680
Pennon Group PLC	4,045	51,012
Persimmon PLC	3,579	98,176
Petra Diamonds Ltd.(1)	4,880	7,128
Petrofac Ltd.(1)	3,277	5,852
Phoenix Group Holdings PLC	5,470	43,972
Playtech PLC(1)	3,187	22,482
Plus500 Ltd.	1,869	36,701
Premier Foods PLC	10,225	15,243
Provident Financial PLC	9,000	28,763
Prudential PLC, ADR(2)	5,306	140,025
PZ Cussons PLC	2,000	5,108
QinetiQ Group PLC	8,039	37,038
Quilter PLC(1)	11,967	18,167
Rathbones Group PLC	909	23,657
Reach PLC	5,624	8,707
Reckitt Benckiser Group PLC	2,238	172,755
Redde Northgate PLC	3,835	18,213
Redrow PLC	4,467	29,942
RELX PLC, ADR(2)	7,723	221,187
Renewi PLC(1)	877	7,564
Renishaw PLC	107	5,485

Rentokil Initial PLC	13,305	84,791
Rhi Magnesita NV	334	10,154
Rightmove PLC	12,407	93,950
Rio Tinto PLC, ADR(2)	8,184	601,033
Rolls-Royce Holdings PLC(1)	23,152	25,286
Rotork PLC	7,216	25,396
Royal Mail PLC	8,658	33,906
RS GROUP PLC	2,385	29,105
Saga PLC(1)	108	304
Sage Group PLC	4,743	39,242
Savills PLC	2,592	36,026
Schroders PLC	879	32,782
Senior PLC(1)	6,285	10,015
Serco Group PLC	3,080	6,846
Serica Energy PLC	8,239	27,013
Severn Trent PLC	1,404	51,579
Shanta Gold Ltd.	16,512	1,926
Shell PLC, ADR	21,484	1,272,283
SIG PLC(1)	5,674	2,547
Sirius Real Estate Ltd.	6,667	9,725
Smart Metering Systems PLC	1,076	11,388
Smith & Nephew PLC, ADR	3,049	99,794
Smiths Group PLC	1,674	32,811
Softcat PLC	1,227	22,110
Spectris PLC	924	35,151
Speedy Hire PLC	6,740	3,988
Spirax-Sarco Engineering PLC	254	33,850
Spire Healthcare Group PLC(1)	642	1,786
Spirent Communications PLC	3,163	9,263
SSE PLC	7,611	169,978
SSP Group PLC(1)	3,100	10,628
St. James's Place PLC	7,501	122,334
Standard Chartered PLC	27,594	219,343
SThree PLC	2,722	13,317
Strix Group PLC(2)	2,672	6,632
Studio Retail Group PLC(1)	420	609
Superdry PLC(1)	1,215	2,558
Synthomer PLC	2,700	11,183
Tate & Lyle PLC	8,793	86,610
Tatton Asset Management PLC	821	4,516
Taylor Wimpey PLC	50,329	82,565
TBC Bank Group PLC	854	15,947
Tesco PLC	27,194	88,691
TI Fluid Systems PLC	1,823	4,197
Topps Tiles PLC	1,038	664
TP ICAP Group PLC	4,487	7,351
Trainline PLC(1)	174	697
Travis Perkins PLC	2,650	40,245
Tremor International Ltd.(1)(2)	765	4,690
TUI AG(1)	2,877	6,947
Tullow Oil PLC(1)	13,780	9,423
Ultra Electronics Holdings PLC	39	1,593
Unilever PLC, ADR	9,003	435,115
United Utilities Group PLC	6,136	81,794

Vertu Motors PLC	18,946	13,938
Vesuvius PLC	1,468	6,524
Victrex PLC	813	17,916
Virgin Money UK PLC	26,413	49,503
Vistry Group PLC	3,803	43,395
Vivo Energy PLC	11,269	19,881
Vodafone Group PLC, ADR	21,117	351,387
Vp PLC	87	1,025
Watkin Jones PLC	3,373	9,848
Weir Group PLC	1,376	27,580
WH Smith PLC(1)	794	15,956
Whitbread PLC	334	11,461
Wickes Group PLC	3,918	9,986
Wincanton PLC	1,138	5,428
WPP PLC, ADR(2)	1,117	64,887
Yellow Cake PLC(1)	5,262	24,815
		17,124,033
United States†
Block, Inc.(1)	91	8,164
Cazoo Group Ltd.(1)	548	740
GXO Logistics, Inc.(1)	42	2,271
		11,175
TOTAL COMMON STOCKS (Cost $112,398,103)		120,853,375
RIGHTS†
Austria†
IMMOFINANZ AG(1)(2)	530	6
France†
Air France-KLM(1)(2)	2,011	3,239
Spain†
Almirall SA(1)	764	131
Sweden†
BillerudKorsnas AB(1)	2,133	2,059
Millicom International Cellular SA(1)	1,000	4,052
		6,111
TOTAL RIGHTS (Cost $14,583)		9,487
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1) (Cost $—)	79	68
SHORT-TERM INVESTMENTS — 4.6%
Money Market Funds — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	721,507	721,507
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,960,823	4,960,823
TOTAL SHORT-TERM INVESTMENTS (Cost $5,682,330)		5,682,330
TOTAL INVESTMENT SECURITIES — 103.6% (Cost $118,095,016)		126,545,260
OTHER ASSETS AND LIABILITIES — (3.6)%		(4,446,302)
TOTAL NET ASSETS — 100.0%		$122,098,958

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	1	June 2022	$206,563	$648
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.6%
Industrials	14.9%
Materials	13.6%
Consumer Discretionary	9.4%
Energy	8.6%
Health Care	7.6%
Consumer Staples	6.4%
Information Technology	6.0%
Communication Services	5.3%
Utilities	5.2%
Real Estate	2.4%
Short-Term Investments	4.6%
Other Assets and Liabilities	(3.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,168,163. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,659,988, which includes securities collateral of $5,699,165.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	1,178,533	7,737,993	—
Belgium	214,222	938,424	—
Canada	62,747	13,419,713	—
Denmark	1,050,387	1,658,757	—
Finland	96,458	1,087,022	—
France	2,131,760	8,933,319	—
Germany	397,640	7,995,041	—
Hong Kong	97,141	2,900,380	—
Israel	230,828	861,423	—
Italy	237,189	2,459,222	—
Japan	2,213,932	22,348,036	—
Netherlands	1,743,947	2,434,941	—
Norway	200,776	930,375	—
Singapore	52,953	1,546,587	—
Spain	631,964	2,030,484	—
Sweden	183,426	4,053,094	—
Switzerland	2,261,688	7,748,601	—
United Kingdom	7,463,441	9,660,592	—
United States	3,011	8,164	—
Other Countries	—	1,649,164	—
Rights	—	9,487	—
Warrants	—	68	—
Short-Term Investments	5,682,330	—	—
	26,134,373	100,410,887	—
Other Financial Instruments
Futures Contracts	648	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.